    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 29, 1999

                                                      REGISTRATION NO. 333-29721
                                                                        811-8265
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ---------------------
                                   FORM N-1A
                            REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933 [X]
                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 6 [X]

                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 7 [X]

                             ---------------------

                           MORGAN STANLEY DEAN WITTER
                               S&P 500 INDEX FUND
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                              ---------------------

                                    COPY TO:
                             STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                  1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                              ---------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


                       X     immediately upon filing pursuant to paragraph (b)
                     -----
                             on October 29, 1999 pursuant to paragraph (b)
                     -----

                             60 days after filing pursuant to paragraph (a)
                     ----

                              on  (date)  pursuant to paragraph (a) of rule 485.
                     ----


           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                   PROSPECTUS - OCTOBER 29, 1999

Morgan Stanley Dean Witter

                                                              S&P 500 INDEX FUND

                                [Graphic Omitted]



                    A MUTUAL FUND THAT SEEKS TO PROVIDE INVESTMENT RESULTS THAT, BEFORE EXPENSES, CORRESPOND TO THE TOTAL RETURN (I.E., THE COMBINATION OF CAPITAL CHANGES AND INCOME) OF THE STANDARD & POOR'S (REGISTERED TRADEMARK) 500 COMPOSITE STOCK PRICE INDEX





  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

The Fund                    Investment Objective                           1
                            Principal Investment Strategies                1
                            Principal Risks                                2
                            Past Performance                               3
                            Fees and Expenses                              4
                            Additional Investment Strategy Information     5
                            Additional Risk Information                    6
                            Fund Management                                7
Shareholder Information     Pricing Fund Shares                            8
                            How to Buy Shares                              8
                            How to Exchange Shares                        10
                            How to Sell Shares                            12
                            Distributions                                 14
                            Tax Consequences                              14
                            Share Class Arrangements                      15
Financial Highlights        ............................................  23
Our Family of Funds         ................................. Inside Back Cover

                            This Prospectus contains important information about the Fund. Please read it carefully and keep it for future reference.

THE FUND


[GRAPHIC OMITTED]


INVESTMENT OBJECTIVE
--------------------
Morgan Stanley Dean Witter S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor's (Registered Trademark) 500 Composite Stock Price Index.


[GRAPHIC OMITTED]


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------
{sidebar}
TOTAL RETURN
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
{end sidebar}

The Fund will normally invest at least 80% of its total assets in common stocks of companies included in the S&P 500 Index. The "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., "passively" manages the Fund's assets by investing in stocks in approximately the same proportion as they are represented in the Index. For example, if the common stock of a specific company represents five percent of the Index, the Investment Manager typically will invest the same percentage of the Fund's assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The Fund may invest in foreign companies that are included in the S&P 500 Index.

The Investment Manager seeks a correlation between the performance of the Fund, before expenses, and that of the S&P 500 Index of 95% or better. A figure of 100% would indicate perfect correlation.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends.

In addition, the Fund may invest in stock index futures on the S&P 500 Index, and Standard & Poor's Depository Receipts ("SPDRs").

In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which trading strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others.

"Standard & Poor's (Registered Trademark)," "S&P (Registered Trademark)," "S&P 500 (Registered Trademark)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

[GRAPHIC OMITTED]


PRINCIPAL RISKS
---------------
There is no assurance that the Fund will achieve its investment objective. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the issuer, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Another risk of investing in the Fund arises from its operation as a "passively" managed index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund's portfolio. The Fund will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the Investment Manager will not sell the Fund's portfolio securities except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares.

The performance of the S&P 500 Index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs which will be borne by the Fund (e.g., management fee, transfer agency and accounting costs).

The Fund's ability to correlate its performance, before expenses, with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 is calculated and the timing of purchases and sales. The Fund's ability to correlate its performance to the Index also depends to some extent on the size of the Fund's portfolio, the size of cash flows into and out of the Fund and differences between how and when the Fund and the Index are valued. The Investment Manager regularly monitors the correlation and, in the event the desired correlation is not achieved, the Investment Manager will determine what additional investment changes may need to be made.

The performance of the Fund also will depend on whether the Investment Manager is successful in pursuing the Fund's investment strategy, including the Investment Manager's ability to manage cash flows (primarily from purchases and sales, and distributions from the Fund's investments). The Fund is also subject to other risks from its other permissible investments including risks associated with stock index futures, SPDRs and foreign securities. For more information about these risks, see the "Additional Risk Information" section.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.


{sidebar}
ANNUAL TOTAL RETURNS
This chart shows the performance of the Fund's Class B shares over the past calendar year.
{end sidebar}



                     ANNUAL TOTAL RETURNS -- CALENDAR YEARS

                                     26.84%
                                      1998




The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. Year-to-date total return as of September 30, 1999 was 4.07%.





During the periods shown in the bar chart, the highest return for a calendar quarter was 21.06% (quarter ended December 31, 1998), and the lowest return for a calendar quarter was -10.26% (quarter ended September 30, 1998).


{sidebar}
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund's average annual returns with those of a broad measure of market performance over time as well as with an index of funds with similar investment objectives. The Fund's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period.
{end sidebar}


                AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1998)


                                              LIFE OF FUND
                              PAST 1 YEAR    (SINCE 9/26/97)
  Class A                        21.19%          19.17%
  Class B                        21.84%          20.37%
  Class C                        25.86%          23.38%
  Class D                        28.18%          24.63%
  S&P Index(1)                   28.58%          25.04%
  Lipper S&P 500 Fund Index(2)   28.34%          24.84%


1 The Standard & Poor's (Registered Trademark) 500 Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

2 The Lipper S&P 500 Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper S&P 500 Index Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

{sidebar}
SHAREHOLDER FEES
These fees are paid directly from your investment.
{end sidebar}

{sidebar}
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted
from the Fund's assets and
are based on expenses paid
for the fiscal year ended
August 31, 1999.
{end sidebar}


                                                     CLASS A       CLASS B       CLASS C      CLASS D
  SHAREHOLDER FEES
  Maximum sales charge (load) imposed on
  purchases (as a percentage of offering price)       5.25%(1)       None         None         None
  Maximum deferred sales charge (load) (as a
  percentage based on the lesser of the offering
  price or net asset value at redemption)             None(2)        5.00%(3)     1.00%(4)     None

  ANNUAL FUND OPERATING EXPENSES
  Management fee                                      0.31%          0.31%        0.31%        0.31%
  Distribution and service (12b-1) fees               0.23%          1.00%        1.00%        None
  Other expenses                                      0.19%          0.19%        0.19%        0.19%
  Total annual Fund operating expenses(5)             0.73%          1.50%        1.50%        0.50%

1   Reduced for purchases of $25,000 and over.

2 Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.

3 The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.

4   Only applicable if you sell your shares within one year after purchase.

5 The Investment Manager has agreed to assume all expenses (except for brokerage and 12b-1 fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund and will continue to do so on a permanent basis. The fees and expenses disclosed above reflect the assumption of such expenses and waiver of compensation by the Investment Manager to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.


                    IF YOU SOLD YOUR SHARES:                 IF YOU HELD YOUR SHARES:
---------------------------------------------------  ------------------------------------------
            1 YEAR   3 YEARS   5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------  ------------------------------------------
  CLASS A    $596     $746      $910       $1,384      $596      $746       $910        $1,384
---------------------------------------------------  ------------------------------------------
  CLASS B    $653     $774      $1,018     $1,791      $153      $474       $818        $1,791
---------------------------------------------------  ------------------------------------------
  CLASS C    $253     $474      $818       $1,791      $153      $474       $818        $1,791
---------------------------------------------------  ------------------------------------------
  CLASS D     $51     $160      $280       $628        $51       $160       $280        $628
---------------------------------------------------  ------------------------------------------


Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers.


[GRAPHIC OMITTED]

ADDITIONAL INVESTMENT STRATEGY INFORMATION
------------------------------------------
This section provides additional information relating to the Fund's principal strategies.

Stock Index Futures. The Fund may invest in stock index futures with respect to the S&P 500 Index. Stock index futures may be used to simulate investment in the S&P 500 while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns.

SPDRs. The Fund may invest in securities referred to as SPDRs (known as "spiders") that are designed to track the S&P 500 Index. SPDRs represent an ownership interest in the SPDR Trust, which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs trade on the American Stock Exchange like shares of common stock.


The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment and refer to the Fund's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[GRAPHIC OMITTED]

ADDITIONAL RISK INFORMATION
---------------------------
This section provides additional information relating to the principal risks of investing in the Fund.

Foreign Securities. The Fund's investments in the common stocks of foreign corporations (including American Depository Receipts) may involve risks in addition to the risks associated with domestic securities. Foreign securities are affected by changes in currency rates. U.S. dollars are generally converted to the local currency to purchase a foreign security. Foreign securities also have risks related to political and economic developments abroad. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.

Futures. If the Fund invests in futures, its participation in these markets would subject the Fund's portfolio to certain risks. The Investment Manager's predictions of movements in the direction of the stock market may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of futures include, for example, the possible imperfect correlation between the price of futures contracts and movements in the prices of the securities.

SPDRs. SPDRs, which the Fund may hold, have many of the same risks as direct investments in common stocks. The market value of SPDRs is expected to rise and fall as the S&P 500 Index rises and falls. If the Fund invests in SPDRs, it would, in addition to its own expenses, indirectly bear its ratable share of the SPDR's expenses.

Year 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and corporate and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and its affiliates are working hard to avoid any problems and to obtain assurances from their service providers, market participants and individual governmental issuers that they are taking similar steps.

In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.


[GRAPHIC OMITTED]



FUND MANAGEMENT

---------------

{sidebar}
MORGAN STANLEY DEAN WITTER ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, has more than $134 billion in assets under management or administration as of September 30, 1999.
{end sidebar}

The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.


The Fund's portfolio is managed within the Investment Manager's Growth and Income Group. Guy G. Rutherfurd, Jr., Senior Vice President of the Investment Manager, is the primary portfolio manager of the Fund. Mr. Rutherfurd has been a portfolio manager with the Investment Manager since February 1997. Prior to joining the Investment Manager, Mr. Rutherfurd was Executive Vice President and Chief Investment Officer of Nomura Asset Management (U.S.A.). Mr. Rutherfurd is assisted by Kevin Jung, a Vice President of the Investment Manager since September 1997. Prior to joining the Investment Manager, Mr. Jung was a portfolio manager with UBS Asset Management Inc.

The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager calculated daily by applying the annual rate of 0.40% to the Fund's average daily net assets. The fee is based on the Fund's average daily net assets. The Investment Manager has agreed, under its Management Agreement with the Fund, to assume the Fund's operating expenses (except for brokerage and 12b-1 fees) to the extent such operating expenses exceed on an annualized basis 0.50% of the average daily net assets of the Fund, which may reduce the investment management fee below 0.40% of the Fund's average daily net assets. For example, if "other expenses" are 0.40% of the Fund's average daily net assets, then the investment management fee rate paid by the Fund would equal 0.10% of the Fund's average daily net assets. Alternatively, if "other expenses" were to decline to 0.30% of the Fund's average daily net assets, the investment management fee paid by the Fund would equal 0.20% of the Fund's average daily net assets. For the fiscal year ended August 31, 1999, the Fund accrued total compensation to the Investment Manager amounting to 0.31% of the Fund's average daily net assets.

SHAREHOLDER INFORMATION

[GRAPHIC OMITTED]

PRICING FUND SHARES
-------------------
The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time, on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price.

An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.


[GRAPHIC OMITTED]


HOW TO BUY SHARES
-----------------

{sidebar}
CONTACTING A
FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (800) THE-DEAN for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at: www.msdw.com/individual/funds
{end sidebar}

You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

When you buy Fund shares, the shares are purchased at the next share price calculated, (less any applicable front-end sales charge for Class A shares), after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Fund shares.

{sidebar}
EASYINVEST(SM)
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
{end sidebar}


MINIMUM INVESTMENT AMOUNTS

-------------------------------------------------------------------------------------------------------------
                                                                                       MINIMUM INVESTMENT
                                                                                   --------------------------
INVESTMENT OPTIONS                                                                   INITIAL       ADDITIONAL
-------------------------------------------------------------------------------------------------------------
  Regular Accounts                                                                 $1,000        $100
-------------------------------------------------------------------------------------------------------------
  Individual Retirement Accounts:                               Regular IRAs       $1,000        $100
                                                                Education IRAs     $500          $100

-------------------------------------------------------------------------------------------------------------
  EasyInvest(SM)
  (Automatically from your checking or savings account or
  Money Market Fund)                                                               $100*         $100*
-------------------------------------------------------------------------------------------------------------

*   Provided your schedule of investments totals $1,000 in twelve months.

There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts.

Investment Options for Certain Institutional and Other Investors/Class D Shares. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this Prospectus.

Subsequent Investments Sent Directly to the Fund. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

o Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase, and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

o Make out a check for the total amount payable to: Morgan Stanley Dean Witter S&P 500 Index Fund.

o Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[GRAPHIC OMITTED]

HOW TO EXCHANGE SHARES
----------------------

Permissible Fund Exchanges. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this Prospectus for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that Fund's Prospectus for its designation. For purposes of exchanges, shares of FSC Funds (subject to a front-end sales charge) are treated as Class A shares of a Multi-Class Fund. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.


Exchanges may be made after shares of the Fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current Prospectus for each fund describes its investment objective(s), policies and investment minimum, and should be read before investment.

Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling
(800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

Telephone Exchanges. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.


Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time, on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.


Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.


Tax Considerations of Exchanges. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of the Fund's shares -- and the exchange into the other Fund is considered a purchase. As a result, you may realize a capital gain or loss.

You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

Frequent Exchanges. A pattern of frequent exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. The Fund will notify you in advance of limiting your exchange privileges.

CDSC Calculations on Exchanges. See the "Share Class Arrangements" section of this Prospectus for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call (800) 869-NEWS.

[GRAPHIC OMITTED]


HOW TO SELL SHARES
------------------
You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.

OPTIONS               PROCEDURES
------------------------------------------------------------------------------------------------------------------
  Contact Your        To sell your shares, simply call your Morgan Stanley Dean Witter Financial Advisor or
  Financial Advisor   other authorized financial representative.
                      --------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]     Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
------------------------------------------------------------------------------------------------------------------
  By Letter           You can also sell your shares by writing a "letter of instruction" that includes:
[GRAPHIC OMITTED]     o  your account number;
                      o the dollar amount or the number of shares you wish to sell;
                      o the Class of shares you wish to sell; and
                      o the signature of each owner as it appears on the account.
                      --------------------------------------------------------------------------------------------
                      If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean
                      Witter Trust FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at (800)
                      869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                      --------------------------------------------------------------------------------------------
                      Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City, NJ
                      07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                      --------------------------------------------------------------------------------------------
                      A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
------------------------------------------------------------------------------------------------------------------
  Systematic          If your investment in all of the Morgan Stanley Dean Witter Family of Funds has a total
  Withdrawal Plan     market value of at least $10,000, you may elect to withdraw amounts of $25 or
[GRAPHIC OMITTED]     more, or in any whole percentage of a Fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any Fund with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                      --------------------------------------------------------------------------------------------
                      Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share
                      Class Arrangements" section of this Prospectus.
                      --------------------------------------------------------------------------------------------
                      To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Dean
                      Witter Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
-----------------------------------------------------------------------------------------------------------------

Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.


Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sales will not be effected until it has been verified that the check has been honored.


Tax Considerations. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this Prospectus and consult your own tax professional about the tax consequences of a sale.

Reinstatement Privilege. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvestSM, if after 12 months the shareholder has invested less than $1,000 in the account.

However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[GRAPHIC OMITTED]


DISTRIBUTIONS
-------------

{sidebar}
TARGETED DIVIDENDS(SM)
You may select to have your Fund distributions automatically invested in other Classes of Fund shares or Classes of another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
{end sidebar}

The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stocks and interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders annually. Capital gains, if any, are usually distributed in December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.


[GRAPHIC OMITTED]


TAX CONSEQUENCES
----------------
As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

o The Fund makes distributions; and
o You sell Fund shares, including an exchange to another Morgan Stanley Dean Witter Fund.

Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

Taxes on Sales. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Fund account, you should provide your Social Security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.


[GRAPHIC OMITTED]


SHARE CLASS ARRANGEMENTS
------------------------
The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

The chart below compares the sales charge and the maximum annual 12b-1 fees applicable to each Class:

                                                                                                 MAXIMUM
CLASS     SALES CHARGE                                                                       ANNUAL 12B-1 FEE
-------------------------------------------------------------------------------------------------------------
  A       Maximum 5.25% initial sales charge reduced for purchase of $25,000 or more;
          shares sold without an initial sales charge are generally subject to a 1.0%
          CDSC during first year.                                                           0.25%
----------------------------------------------------------------------------------------------------
  B       Maximum 5.0% CDSC during the first year decreasing to 0% after six years.          1.0%
----------------------------------------------------------------------------------------------------
  C       1.0% CDSC during first year                                                        1.0%
----------------------------------------------------------------------------------------------------
  D       None                                                                               None
----------------------------------------------------------------------------------------------------


CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

{sidebar}
FRONT-END SALES CHARGE OR FSC An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
{end sidebar}

The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                  FRONT-END SALES CHARGE
                                                  ----------------------
                                           PERCENTAGE OF       APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION           PUBLIC OFFERING PRICE   OF NET AMOUNT INVESTED
-------------------------------------------------------------------------------------
  Less than $25,000                   5.25%                   5.54%
-------------------------------------------------------------------------------------
  $25,000 but less than $50,000       4.75%                   4.99%
-------------------------------------------------------------------------------------
  $50,000 but less than $100,000      4.00%                   4.17%
-------------------------------------------------------------------------------------
  $100,000 but less than $250,000     3.00%                   3.09%
-------------------------------------------------------------------------------------
  $250,000 but less than $1 million   2.00%                   2.04%
-------------------------------------------------------------------------------------
  $1 million and over                    0                       0
-------------------------------------------------------------------------------------

The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:
o   A single account (including an individual, trust or fiduciary account).
o Family member accounts (limited to husband, wife and children under the age of 21).
o Pension, profit sharing or other employee benefit plans of companies and their affiliates.
o   Tax-exempt organizations.
o   Groups organized for a purpose other than to buy mutual fund shares.

Combined Purchase Privilege. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

Right of Accumulation. You also may benefit from a reduction of sales charges, if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any Fund subject to the Fund's minimum initial investment requirement.

You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund) at the time a purchase order is placed, that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.


Letter of Intent. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan

Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

Other Sales Charge Waivers. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

o A trust for which Morgan Stanley Dean Witter Trust FSB provides discretionary trustee services.

o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset based fee for investment advisory, administrative and/or brokerage services.

o Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Dean Witter Reynolds' Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.

o A MSDW Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

o A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) you sold the shares not more than 60 days prior to purchase, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

o Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

o Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.


{sidebar}
CONTINGENT DEFERRED SALES CHARGE OR CDSC A fee you pay when you sell shares of certain Morgan Stanley Dean Witter Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.
{end sidebar}




                                          CDSC AS A PERCENTAGE OF
YEAR SINCE PURCHASE PAYMENT MADE               AMOUNT REDEEMED
-----------------------------------------------------------------------------
  First                                            5.0%
-----------------------------------------------------------------------------
  Second                                           4.0%
-----------------------------------------------------------------------------
  Third                                            3.0%
-----------------------------------------------------------------------------
  Fourth                                           2.0%
-----------------------------------------------------------------------------
  Fifth                                            2.0%
-----------------------------------------------------------------------------
  Sixth                                            1.0%
-----------------------------------------------------------------------------
  Seventh and thereafter                           None
-----------------------------------------------------------------------------


Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

CDSC Waivers. A CDSC, if otherwise applicable, will be waived in the case of:

o Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

o Sales in connection with the following retirement plan "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

o   Sales of shares held for you as a participant in a MSDW Eligible Plan.

o Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each Fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.


All waivers will be granted only following the Fund's Distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.


Distribution Fee. Class B shares are also subject to an annual distribution (12b-1) fee of 1.0% of the average daily net assets of Class B shares.

Conversion Feature. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares acquired in exchange for shares of another Morgan Stanley Dean Witter Fund originally purchased before May 1, 1997, however, will convert to Class A shares in May 2007.)

In the case of Class B shares held in a MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

Exchanging Shares Subject to a CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does not charge a CDSC will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each Fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees you paid on those shares while in that Fund up to the amount of any applicable CDSC.


In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a Fund with a lower CDSC rate.

CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

Distribution Fee. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following categories of investors:

o Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset based fee for investment advisory, administrative and/or brokerage services.

o Employee benefit plans maintained by Morgan Stanley Dean Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

o   Certain unit investment trusts sponsored by Dean Witter Reynolds.

o Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

o Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.


Meeting Class D Eligibility Minimums. To meet the $5 million ($25 million for MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

PLANOF DISTRIBUTION (RULE 12B-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the life of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



                                             FOR THE YEAR ENDED    FOR THE PERIOD SEPTEMBER 26, 1997*
                                               AUGUST 31, 1999          THROUGH AUGUST 31, 1998
-----------------------------------------------------------------------------------------------------
 CLASS A SHARES++
-----------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $10.18                    $10.00
-----------------------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income                              0.10                      0.10
  Net realized and unrealized gain                   3.85                      0.11
                                                   ------                     ------
 Total income from investment operations             3.95                      0.21
-----------------------------------------------------------------------------------------------------
 Less dividends and distributions from:
  Net investment income                             (0.07)                    (0.03)
  Net realized gain                                 (0.01)                       --
                                                    -----                     ------
 Total dividends and distributions                  (0.08)                    (0.03)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $14.05                    $10.18
-------------------------------                    ------                    -------
 TOTAL RETURN+                                       8.82%                     2.05%(1)
-----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
 Expenses                                            0.73%(3)(4)               0.75%(2)(3)
-----------------------------------------------------------------------------------------------------
 Net investment income                               0.72%(3)(4)               0.91%(2)(3)
-----------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands          $99,140                   $28,719
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                5%                        1%
-----------------------------------------------------------------------------------------------------



*   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.81% and 0.64%, respectively, for the year ended August 31, 1999 and 0.89% and 0.77%, respectively, for period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                               FOR THE YEAR ENDED     FOR THE PERIOD SEPTEMBER 26, 1997*
                                                 AUGUST 31, 1999           THROUGH AUGUST 31, 1998
---------------------------------------------------------------------------------------------------------
 CLASS B SHARES++
---------------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $10.13                        $10.00
-------------------------------------------         ------                        ------
 Income (loss) from investment operations:
  Net investment income (loss)                       (0.01)                         0.02
  Net realized and unrealized gain                    3.83                          0.12
                                                    ------                        ------
 Total income from investment operations              3.82                          0.14
---------------------------------------------------------------------------------------------------------
 Less dividends and distributions from:
  Net investment income                              (0.01)                        (0.01)
  Net realized gain                                  (0.01)                           --
                                                     ------                         ------
 Total dividends and distributions                   (0.02)                        (0.01)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $13.93                        $10.13
---------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                       37.68%                         1.38%(1)
---------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------
 Expenses                                             1.50% (3)(4)                  1.50%(2)(3)
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                        (0.05)%(3)(4)                  0.16%(2)(3)
---------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands        $1,587,661                      $536,349
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 5%                            1%
---------------------------------------------------------------------------------------------------------




*   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.58% and (0.13)%, respectively, for the year ended August 31, 1999 and 1.64% and 0.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                               FOR THE YEAR ENDED     FOR THE PERIOD SEPTEMBER 26, 1997*
                                                 AUGUST 31, 1999           THROUGH AUGUST 31, 1998
---------------------------------------------------------------------------------------------------------
 CLASS C SHARES++
---------------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $10.13                      $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
  Net investment income (loss)                        (0.01)                       0.02
  Net realized and unrealized gain                     3.83                        0.12
                                                     ------                        ----
 Total income from investment operations               3.82                        0.14
 ---------------------------------------------------------------------------------------------------------
 Less dividends and distributions from:
  Net investment income                               (0.01)                      (0.01)
  Net realized gain                                   (0.01)                         --
                                                      ------                       ----
 Total dividends and distributions                    (0.02)                      (0.01)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $13.93                      $10.13
---------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                        37.70%                       1.37%(1)
---------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------
 Expenses                                              1.50% (3)(4)                1.50%(2)(3)
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                         (0.05)%(3)(4)                0.16%(2)(3)
---------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands           $143,092                     $40,730
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  5%                          1%
---------------------------------------------------------------------------------------------------------



*   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.58% and (0.13)%, respectively, for year ended August 31, 1999 and 1.64% and 0.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                             FOR THE YEAR ENDED    FOR THE PERIOD SEPTEMBER 26, 1997*
                                               AUGUST 31, 1999          THROUGH AUGUST 31, 1998
-----------------------------------------------------------------------------------------------------
 CLASS D SHARES++
-----------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period            $10.20                       $10.00
------------------------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income                            0.13                         0.12
  Net realized and unrealized gain                 3.85                         0.11
                                                  -----                         -----
 Total income from investment operations           3.98                         0.23
------------------------------------------------------------------------------------------------------
 Less dividends and distributions from:
  Net investment income                           (0.08)                       (0.03)
  Net realized gain                               (0.01)                          --
                                                  -----                         -----
 Total dividends and distributions                (0.09)                       (0.03)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $14.09                       $10.20
------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                    39.13%                        2.30%(1)
------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------
 Expenses                                          0.50%(3)(4)                  0.50%(2)(3)
------------------------------------------------------------------------------------------------------
 Net investment income                             0.95%(3)(4)                  1.16%(2)(3)
------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands        $16,538                      $14,186
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              5%                           1%
------------------------------------------------------------------------------------------------------



*   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.58% and 0.87%, respectively, for the year ended August 31, 1999 and 0.64% and 1.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

NOTES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS
                    The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
GROWTH FUNDS
GROWTH FUNDS
Aggressive Equity Fund
American Opportunities Fund
Capital Growth Securities

Developing Growth Securities

Growth Fund
Market Leader Trust
Mid-Cap Equity Trust

Next Generation Trust

Small Cap Growth Fund

Special Value Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities
Precious Metals and Minerals Trust
GLOBAL/INTERNATIONAL FUNDS

Competitive Edge Fund - "Best Ideas" Portfolio

European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund
--------------------------------------------------------------------------------
GROWTH & INCOME FUNDS
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities

Equity Fund

Fund of Funds - Domestic Portfolio
Income Builder Fund
Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value-Added Market Series/Equity Portfolio

Value Fund

THEME FUNDS
Global Utilities Fund
Real Estate Fund
Utilities Fund
GLOBAL FUNDS
Global Dividend Growth Securities
--------------------------------------------------------------------------------
INCOME FUNDS
GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust
DIVERSIFIED INCOME FUNDS
Diversified Income Trust
CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund(NL)
GLOBAL INCOME FUNDS
North American Government Income Trust
World Wide Income Trust
TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust(FSC)
Limited Term Municipal Trust(NL)
Multi-State Municipal Series Trust(FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust
--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund(MM)
U.S. Government Money Market Trust(MM)
TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust(MM)
New York Municipal Money Market Trust(MM)
Tax-Free Daily Income Trust(MM)


There may be Funds created after this Prospectus was published. Please consult the inside back cover of a new Fund's prospectus for its designations, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of Funds are: NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                                   PROSPECTUS - OCTOBER 29, 1999

                                                      Morgan Stanley Dean Witter
                                                             S&P 500 INDEX FUND


Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also providesadditional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                          WWW.MSDW.COM/INDIVIDUAL/FUNDS


Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


TICKER SYMBOLS:

  Class A:  SPIAX                                  Class C:  SPICX
  ---------------                                  ---------------
  Class B:  SPIBX                                  Class D:  SPIDX
  ---------------                                  ---------------



A MUTUAL FUND THAT SEEKS TO PROVIDE INVESTMENT RESULTS THAT, BEFORE EXPENSES, CORRESPOND TO THE TOTAL RETURN (I.E., THE COMBINATION OF CAPITAL CHANGES AND INCOME) OF THE STANDARD & POOR'S (REGISTERED TRADEMARK) 500 COMPOSITE STOCK PRICE INDEX

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-8265)

STATEMENT OF ADDITIONAL INFORMATION                   MORGAN STANLEY DEAN WITTER
                                                              S&P 500 INDEX FUND

OCTOBER 29, 1999


--------------------------------------------------------------------------------

     This Statement of Additional Information is not a Prospectus. The Prospectus (dated October 29, 1999) for the Morgan Stanley Dean Witter S&P 500 Index Fund may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.





Morgan Stanley Dean Witter
S&P 500 Index Fund
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I.      Fund History ...............................................................   4
II.     Description of the Fund and Its Investments and Risks ......................   4
            A. Classification ......................................................   4
            B. Investment Strategies and Risks .....................................   4
            C. Fund Policies/Investment Restrictions ...............................   8
III.    Management of the Fund .....................................................   9
            A. Board of Trustees ...................................................   9
            B. Management Information ..............................................   9
            C. Compensation ........................................................  14
IV.     Control Persons and Principal Holders of Securities ........................  16
V.      Investment Management and Other Services ...................................  16
            A. Investment Manager ..................................................  16
            B. Principal Underwriter ...............................................  17
            C. Services Provided by the Investment Manager and Fund Expenses Paid
                by Third Parties ...................................................  17
            D. Dealer Reallowances .................................................  18
            E. Rule 12b-1 Plan .....................................................  18
            F. Other Service Providers .............................................  22
VI.     Brokerage Allocation and Other Practices ...................................  23
            A. Brokerage Transactions ..............................................  23
            B. Commissions .........................................................  23
            C. Brokerage Selection .................................................  23
            D. Directed Brokerage ..................................................  24
            E. Regular Broker-Dealers ..............................................  24
VII.    Capital Stock and Other Securities .........................................  24
VIII.   Purchase, Redemption and Pricing of Shares .................................  25
            A. Purchase/Redemption of Shares .......................................  25
            B. Offering Price ......................................................  26
IX.     Taxation of the Fund and Shareholders ......................................  26
X.      Underwriters ...............................................................  29
XI.     Calculation of Performance Data ............................................  29
XII.    Financial Statements .......................................................  30

                      GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).

     "Custodian" -- The Bank of New York.

     "Dean Witter Reynolds" -- Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

     "Distributor" -- Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

     "Financial Advisors" -- Morgan Stanley Dean Witter authorized financial services representatives.

     "Fund" -- Morgan Stanley Dean Witter S&P 500 Index Fund, a registered open-end investment company.

     "Investment Manager" -- Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

     "Independent Trustees" -- Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

     "Morgan Stanley & Co." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

     "Morgan Stanley Dean Witter Funds" -- Registered investment companies (i) for which the Investment Manager serves as the investment advisor; and (ii) that hold themselves out to investors as related companies for investment and investor services.

     "MSDW" -- Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

   "MSDW Services Company" -- Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

     "Transfer Agent" -- Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

     "Trustees" -- The Board of Trustees of the Fund.

I.   FUND HISTORY
--------------------------------------------------------------------------------
     The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on June 18, 1997, under the name Dean Witter S&P 500 Index Fund. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter S&P 500 Index Fund.


II.  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------
A.   CLASSIFICATION


     The Fund is an open-end, diversified management investment company whose investment objective is to seek to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor's (Registered Trademark) 500 Composite Stock Price Index.


B.   INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information."

     ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance of sale of shares of the Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     STOCK INDEX FUTURES TRANSACTIONS. The Fund may invest in stock index futures.

     A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

     Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

     Margin. If the Fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

     Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

     Limitations on Futures Contracts. The Fund may not enter into futures contracts if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into. However, there is no overall limitation on the percentage of the Fund's net assets which may be subject to a hedge position.

     Risks of Transactions in Futures Contracts. The prices of indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. A correlation may also be distorted (a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast or market movement trends by the Investment Manager may still not result in a successful hedging transaction.

     There is no assurance that a liquid secondary market will exist for futures contracts in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures conracts might cause the Fund to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

     Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

     In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

     If the Fund maintains a short position in a futures contract it will cover this position by holding, in a segregated account maintained on the books of the Fund, cash, U.S. government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index).

     In addition, if the Fund holds a long position in a futures contract it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Fund.

     MONEY MARKET SECURITIES. The Fund may invest in various money market securities for cash management purposes, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:


     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

     Bank Obligations. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

     Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

     Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 15% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

     Commercial Paper. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AAA by S&P or Aaa by Moody's; and

     Repurchase Agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of its total assets.

     LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 20% of the value of its total assets.

     A loan may be terminated by the borrower on one business day's notice, or by the Fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

     When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

     YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

     In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

     The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     The Fund will:

     1. Seek to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor's 500 Composite Stock Price Index.

     The Fund may not:

     1. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities), except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

     2. With respect to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

     3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

     4. Purchase or sell real estate or interests therein (including limited partnership interests), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

     5. Purchase or sell commodities or commodities contracts except that the Fund may purchase or sell index futures contracts.

     6. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in, or sponsor such programs.

     7. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

     8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings.

     9. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing or selling futures contracts or options; (c) borrowing money in accordance with restrictions described above; (d) purchasing any securities on a when-issued or delayed delivery basis; or (e) lending portfolio securities.

     10. Make loans of money or securities, except: (a) by the purchase of debt obligations; (b) by investment in repurchase agreements; or (c) by lending its portfolio securities.

     11. Make short sales of securities.

     12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

     13. Invest more than 15% of its total assets in "illiquid securities" (securities for which market quotations are not readily available), restricted securities and repurchase agreements which have a maturity of longer than seven days.

     14. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

     15. Invest for the purpose of exercising control or management of any other issuer, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.


III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
A. BOARD OF TRUSTEES

     The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.


B. MANAGEMENT INFORMATION



     TRUSTEES AND OFFICERS. The Board of the Fund consists of eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with the Investment Manager.

     The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 92 Morgan Stanley Dean Witter Funds, are shown below.




 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Michael Bozic (58) ........................   Vice Chairman of Kmart Corporation (since
Trustee                                       December 1998); Director or Trustee of the Morgan
c/o Kmart Corporation                         Stanley Dean Witter Funds; formerly Chairman
3100 West Big Beaver Road                     and Chief Executive Officer of Levitz Furniture
Troy, Michigan                                Corporation (November 1995-November 1998) and
                                              President and Chief Executive Officer of Hills
                                              Department Stores (May 1991-July 1995); formerly
                                              variously Chairman, Chief Executive Officer, President
                                              and Chief Operating Officer (1987-1991) of the Sears
                                              Merchandise Group of Sears, Roebuck and Co.; Director
                                              of Eaglemark Financial Services, Inc. and Weirton
                                              Steel Corporation.

Charles A. Fiumefreddo* (66) ..............   Chairman, Director or Trustee and Chief Executive
Chairman of the Board, Chief                  Officer of the Morgan Stanley Dean Witter Funds;
Executive Officer and Trustee                 formerly Chairman, Chief Executive Officer and
Two World Trade Center                        Director of the Investment Manager, the Distributor
New York, New York                            and MSDW Services Company; Executive Vice
                                              President and Director of Dean Witter Reynolds;
                                              Chairman and Director of the Transfer Agent; formerly
                                              Director and/or officer of various MSDW subsidiaries
                                              (until June 1998).

Edwin J. Garn (67) ........................   Director or Trustee of the Morgan Stanley Dean
Trustee                                       Witter Funds; formerly United States Senator (R-
c/o Huntsman Corporation                      Utah) (1974-1992) and Chairman, Senate Banking
500 Huntsman Way                              Committee (1980-1986); formerly Mayor of Salt
Salt Lake City, Utah                          Lake City, Utah (1971-1974); formerly Astronaut,
                                              Space Shuttle Discovery (April 12-19, 1985); Vice
                                              Chairman, Huntsman Corporation (chemical company);
                                              Director of Franklin Covey (time management systems),
                                              BMW Bank of North America, Inc. (industrial loan
                                              corporation), United Space Alliance (joint venture
                                              between Lockheed Martin and the Boeing Company) and
                                              Nuskin Asia Pacific (multilevel marketing); member of
                                              the board of various civic and charitable
                                              organizations.

Wayne E. Hedien (65) ......................   Retired; Director or Trustee of the Morgan Stanley
Trustee                                       Dean Witter Funds; Director of The PMI Group,
c/o Mayer, Brown & Platt                      Inc. (private mortgage insurance); Trustee and
Counsel to the Independent Trustees           Vice Chairman of The Field Museum of Natural
1675 Broadway                                 History; formerly associated with the Allstate
New York, New York                            Companies (1966-1994), most recently as
                                              Chairman of The Allstate Corporation (March 1993-
                                              December 1994) and Chairman and Chief Executive
                                              Officer of its wholly-owned subsidiary, Allstate
                                              Insurance Company (July 1989-December 1994); director
                                              of various other business and charitable
                                              organizations.

 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Dr. Manuel H. Johnson (50) ................   Senior Partner, Johnson Smick International, Inc.,
Trustee                                       a consulting firm; Co-Chairman and a founder of
c/o Johnson Smick International, Inc.         the Group of Seven Council (G7C), an international
1133 Connecticut Avenue, N.W.                 economic commission; Chairman of the Audit
Washington, D.C.                              Committee and Director or Trustee of the Morgan
                                              Stanley Dean Witter Funds; Director of Greenwich
                                              Capital Markets, Inc. (broker-dealer) and NVR, Inc.
                                              (home construction); Chairman and Trustee of the
                                              Financial Accounting Foundation (oversight
                                              organization of the Financial Accounting Standards
                                              Board); formerly Vice Chairman of the Board of
                                              Governors of the Federal Reserve System (1986-
                                              1990) and Assistant Secretary of the U.S. Treasury.

Michael E. Nugent (63) ....................   General Partner, Triumph Capital, L.P., a private
Trustee                                       investment partnership; Chairman of the Insurance
c/o Triumph Capital, L.P.                     Committee and Director or Trustee of the Morgan
237 Park Avenue                               Stanley Dean Witter Funds; formerly Vice
New York, New York                            President, Bankers Trust Company and BT Capital
                                              Corporation (1984-1988); director
                                              of various business organizations.

Philip J. Purcell* (56) ...................   Chairman of the Board of Directors and Chief
Trustee                                       Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                 and Novus Credit Services Inc.; Director of the
New York, New York                            Distributor; Director or Trustee of the Morgan
                                              Stanley Dean Witter Funds;
                                              Director and/or officer of various
                                              MSDW subsidiaries.

John L. Schroeder (69) ....................   Retired; Chairman of the Derivatives Committee
Trustee                                       and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                      Dean Witter Funds; Director of Citizens Utilities
Counsel to the Independent Trustees           Company (telecommunications, gas, electric and
1675 Broadway                                 water utilities company); formerly Executive Vice
New York, New York                            President and Chief Investment Officer of the
                                              Home Insurance Company (August 1991-
                                              September 1995).

 NAME, AGE, POSITION WITH FUND AND ADDRESS         PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   -----------------------------------------------------
Mitchell M. Merin (46) ....................   President and Chief Operating Officer of Asset
President                                     Management of MSDW (since December 1998);
Two World Trade Center                        President and Director (since April 1997) and Chief
New York, New York                            Executive Officer (since June 1998) of the Investment
                                              Manager and MSDW Services Company; Chairman, Chief
                                              Executive Officer and Director of the Distributor
                                              (since June 1998); Chairman and Chief Executive
                                              Officer (since June 1998) and Director (since January
                                              1998) of the Transfer Agent; Director of various MSDW
                                              subsidiaries; President of the Morgan Stanley Dean
                                              Witter Funds (since May 1999); previously Chief
                                              Strategic Officer of the Investment Manager and MSDW
                                              Services Company and Executive Vice President of the
                                              Distributor (April 1997-June 1998), Vice President of
                                              the Morgan Stanley Dean Witter Funds (May 1997-April
                                              1999), and Executive Vice President of Dean Witter,
                                              Discover & Co.


Barry Fink (44) ...........................   Senior Vice President (since March 1997) and Secretary
Vice President,                               and General Counsel (since February 1997) and Director
Secretary and General Counsel                 (since July 1998) of the Investment Manager and MSDW
Two World Trade Center                        Services Company; Senior Vice President (since March
New York, New York                            1997) and Assistant Secretary and Assistant General
                                              Counsel (since February 1997) of the Distributor;
                                              Assistant Secretary of Dean Witter Reynolds (since
                                              August 1996); Vice President, Secretary and General
                                              Counsel of the Morgan Stanley Dean Witter Funds (since
                                              February 1997); previously First Vice President (June
                                              1993- February 1997), Vice President and Assistant
                                              Secretary and Assistant General Counsel of the
                                              Investment Manager and MSDW Services Company and
                                              Assistant Secretary of the Morgan Stanley Dean Witter
                                              Funds.


Guy G. Rutherfurd, Jr. (59) ...............   Senior Vice President and Director of the Growth Group
Vice President                                of the Investment Manager; Vice President of various
Two World Trade Center                        Morgan Stanley Dean Witter Funds (since February
New York, New York                            1997). Formerly Executive Vice President and Chief
                                              Investment Officer of Nomura Asset Management
                                              (U.S.A.).


Kevin Jung (33) ...........................   Vice President of the Investment Manager (since
Assistant Vice President                      September 1997) and Vice President of various Morgan
Two World Trade Center                        Stanley Dean Witter Funds. Formerly a portfolio
New York, New York                            manager with UBS Asset Management Inc.


Thomas F. Caloia (53) .....................   First Vice President and Assistant Treasurer of the
Treasurer                                     Investment Manager, the Distributor and MSDW Services
Two World Trade Center                        Company; Treasurer of the Morgan Stanley Dean Witter
New York, New York                            Funds.

----------
* A Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act.

     In addition, Ronald E. Robison, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, Robert S. Giambrone, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent and Alice Weiss, Vice President of the Investment Manager, are Vice Presidents of the Fund.


     In addition, Marilyn K. Cranney, Lou Anne D. McInnis, Carsten Otto and Ruth Rossi, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, Todd Lebo, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, and Natasha Kassian, a Staff Attorney with the Investment Manager, are Assistant Secretaries of the Fund.


     INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.

     The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

     The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

     The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

     Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

     ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.

     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

     The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

     The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended August 31, 1999.

                               FUND COMPENSATION

                                                                 AGGREGATE
                                                               COMPENSATION
  NAME OF INDEPENDENT TRUSTEE                                  FROM THE FUND
-------------------------------                               --------------
Michael Bozic ...................................................  $1,450
Edwin J. Garn ...................................................   1,600
Wayne E. Hedien .................................................   1,650
Dr. Manuel H. Johnson ...........................................   1,913
Michael E. Nugent ...............................................   1,808
John L. Schroeder ...............................................   1,808

     The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 90 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1998.


            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS

                                                        TOTAL CASH
                                  COMPENSATION
                                  FOR SERVICES
                                      TO 90
                                 MORGAN STANLEY
NAME OF                                                DEAN WITTER
INDEPENDENT TRUSTEE                                       FUNDS
-------------------------------                      ---------------
Michael Bozic ..........................................  $120,150
Edwin J. Garn ..........................................   132,450
Wayne E. Hedien ........................................   132,350
Dr. Manuel H. Johnson ..................................   155,681
Michael E. Nugent ......................................   159,731
John L. Schroeder ......................................   160,731

     As of the date of this Statement of Additional Information, 55 of the Morgan Stanley Dean Witter Funds, not including the Fund, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.


     Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board(1). "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


----------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

     The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 55 Morgan Stanley Dean Witter Funds (not including the Fund) for the calendar year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the 55 Morgan Stanley Dean Witter Funds as of the calendar year ended December 31, 1998.

         RETIREMENT BENEFITS FROM ALL MORGAN STANLEY DEAN WITTER FUNDS


                                                                        RETIREMENT       ESTIMATED
                                                                         BENEFITS         ANNUAL
                                      ESTIMATED                         ACCRUED AS     BENEFITS UPON
                                   CREDITED YEARS       ESTIMATED        EXPENSES       RETIREMENT
                                    OF SERVICE AT     PERCENTAGE OF       BY ALL         FROM ALL
NAME OF                              RETIREMENT          ELIGIBLE        ADOPTING        ADOPTING
INDEPENDENT TRUSTEE                 (MAXIMUM 10)       COMPENSATION        FUNDS         FUNDS(2)
-------------------------------   ----------------   ---------------   ------------   --------------
Michael Bozic .................          10                60.44%         $22,377         $52,250
Edwin J. Garn .................          10                60.44           35,225          52,250
Wayne E. Hedien ...............           9                51.37           41,979          44,413
Dr. Manuel H. Johnson .........          10                60.44           14,047          52,250
Michael E. Nugent .............          10                60.44           25,336          52,250
John L. Schroeder .............           8                50.37           45,117          44,343

----------
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 15.


IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

     The following individuals owned 5% or more of the outstanding Class D shares of the Fund as of October 6, 1999: Morgan Stanley Dean Witter Trust FSB, Trustee, Kulicke & Soffa IND Inc. Incentive Savings Plan. P.O. Box 957, Jersey City, NJ 07303-0957 -- 26.57%; E. Earl Raymond, Michael Armstrong, and Raymond Roland, Trustees of the Roland Machinery Company Employee Benefit Plan Trust, UA Dated 10/30/75, P.O. Box 2879, Springfield, IL 62708-2879 -- 17.49%; Hare & Co.,
c/o The Bank of New York, P.O. Box 11203, New York, NY 10286-1203 -- 14.23%.


     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------
A. INVESTMENT MANAGER

     The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.


     Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.40% to the portion of daily net assets not exceeding $1.5 billion; 0.375% to the portion of daily net assets exceeding $1.5 billion but not exceeding $3 billion; and 0.350% to the portion of such daily net assets exceeding $3 billion. Prior to May 1, 1999, the fee was 0.40% of daily net assets. The Investment Manager has agreed, under its Management Agreement with the Fund, to assume the Fund's operating expenses (except for brokerage and 12b-1 fees) to the extent such operating expenses exceed on an annualized basis 0.50% of the average daily net assets of the Fund. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. Taking into account the Investment Manager's assumption of expenses, for the period September 26, 1997 (commencement of operations) through August 31, 1998 and for the fiscal year ended August 31, 1999, the Investment Manager paid compensation under the Management Agreement in the amounts of $1,092,209 and $4,271,384, respectively.


     The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.


     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors which may include educational and/or business-related trips, and reimbursement of educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.


     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.



C. SERVICES PROVIDED BY THE INVESTMENT MANAGER


     The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

     Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.


     The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.


D. DEALER REALLOWANCES

     Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E. RULE 12B-1 PLAN

     The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the annual rate of 0.25% of the average daily net assets of Class A and 1.0% of the average daily net assets of each of Class B and Class C.

     The Distributor also receives the proceeds of front-end sales charges ("FSCs") and of contingent deferred sales charges ("CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Dean Witter Reynolds received the proceeds of CDSCs and FSCs, for the period September 26, 1997

(commencement of operations) through August 31, 1998, and the fiscal year ended August 31, 1999, in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).





                                                      FOR THE PERIOD
                                                     SEPTEMBER 26, 1997
                                      1999         THROUGH AUGUST 31, 1998
                                  -------------   ------------------------

Class A .........    FSCs:(1)     $  546,251              $297,370
                    CDSCs:        $   11,704              $ 17,842
Class B .........   CDSCs:        $2,206,303              $689,099
Class C .........   CDSCs:        $   78,362              $ 24,054


----------
(1) FSCs apply to Class A only.

     The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.


     Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. For the fiscal year ended August 31, 1999, Class A, Class B and Class C shares of the Fund accrued payments under the Plan amounting to $159,036, $11,548,279 and $954,033, respectively, which amounts are equal to 0.23%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C, respectively, for the fiscal year.


     The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement.

     With respect to Class A shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which the Transfer Agent serves as Trustee or Dean Witter Reynolds Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("MSDW Eligible Plans"), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.

     With respect to Class B shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by MSDW Eligible Plans, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

     With respect to Class C shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.

     With respect to Class D shares other than shares held by participants in the Investment Manager's mutual fund asset allocation program, the Investment Manager compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program).

     The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating Dean Witter Reynolds's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other expenses relating to branch promotion of Fund sales.


     The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). These expenses may include compensation in the form of special sales incentives for Financial Advisors such as receipt of educational and/or business related trips, or reimbursement of educational and/or promotional and business-related expenses. In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.


     The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.

     Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended August 31, 1999 to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant to the Plan, $64,847,729 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways: (i) 4.00% ($2,591,612)--advertising and promotional expenses; (ii) 0.33% ($214,550)--printing of prospectuses for distribution to other than current shareholders; and (iii) 95.67% ($62,041,567)--other expenses, including the gross sales credit and the carrying charge, of which 4.08% ($2,534,175) represents carrying charges, 39.71% ($24,636,060) represents commission credits to Dean Witter Reynolds branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other authorized financial representatives, and 56.21% ($34,871,332) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal year ended August 31, 1999 were service fees. The remainder of the amounts accrued by Class C were for expenses which relate to compensation of sales personnel and associated overhead expenses.

     In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Dean Witter Reynolds which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares, totaled $46,739,132 as of August 31, 1999 (the end of the Fund's fiscal year), which was equal to 2.94% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.


     In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale totaled $101,447 in the case of Class C at December 31, 1998 (end of the calendar year), which amount was equal to 0.14% of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.

     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

     On an annual basis the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company
Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

F. OTHER SERVICE PROVIDERS

     (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

     Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

     (2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS


     The Bank of New York, 100 Church Street, New York, New York 10286, is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


     (3) AFFILIATED PERSONS

     The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------
A. BROKERAGE TRANSACTIONS


     Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


     For the period September 26, 1997 (commencement of operations) through August 31, 1998 and the fiscal year ended August 31, 1999, the Fund paid a total of $94,540 and $156,832 in brokerage commissions, respectively.


B. COMMISSIONS

     Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

     During the period September 26, 1997 (commencement of operations) through August 31, 1998 and the fiscal year ended August 31, 1999, the Fund did not effect any principal transactions with Dean Witter Reynolds.

     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.


     During the period September 26, 1997 (commencement of operations) through August 31, 1998 and the fiscal year ended August 31, 1999, the Fund paid no brokerage commissions to an affiliated broker or dealer.


C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.

     The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

D. DIRECTED BROKERAGE


     During the fiscal year ended August 31, 1999, the Fund did not pay any brokerage commissions to brokers because of research services provided.


E. REGULAR BROKER-DEALERS


     During the fiscal year ended August 31, 1999, the Fund purchased securities issued by brokers or dealers that were among the ten brokers or the ten dealers that executed transactions for or with the Fund in the largest dollar amounts during the year. At August 31, 1999, the Fund owned common stock issued by these issuers in the following amounts:

     The Bank of New York -- $4,528,131, Merrill Lynch & Company Inc. -- $4,567,349, J.P. Morgan & Company Inc. -- $3,812,323, Lehman Brothers Inc. -- $1,062,315 and Bank One Corporation -- $7,884,081.



VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------
     The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class B and Class C bear expenses related to the distribution of their respective shares.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.

     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances the Trustees may be removed by action of the Trustees. In addition, under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

     The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.


VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------
A. PURCHASE/REDEMPTION OF SHARES

     Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transactions pursuant to the exchange privilege.

     TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to a CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

B. OFFERING PRICE

     The Fund's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Dean Witter Reynolds and other authorized dealers as described in Section "V. Investment Management and Other Services--E. Rule 12b-1 Plan."

     The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.

     In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange is valued at its latest sale price on that exchange, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

     Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

     Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

     Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.


IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------
     The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

     INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

     The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

     Gains or losses on the Fund's transactions in listed non-equity options, futures and options on futures generally are treated as 60% long-term and 40% short-term. When the Fund engages in options and futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Fund. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Fund.

     Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.


     Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The maximum tax on long-term capital gains applicable to individuals is 20%.


     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

     Subject to certain exceptions, a corporate shareholder may be eligible for a 70% dividends received deduction to the extent that the Fund earns and distributes qualifying dividends from its investments. Distributions of net capital gains by the Fund will not be eligible for the dividends received deduction.

     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short term capital gains.

     After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations.

     PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.


     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Under current law, the maximum tax on long-term capital gains is 20%. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.


     Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

     Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

     If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

X. UNDERWRITERS
--------------------------------------------------------------------------------
     The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."


XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

     From time to time, the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involved a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (which the root is equivalent to the number of years in the period) and subtracting 1 from the result. Based on this calculation, the average annual total returns of Class A, Class B, Class C and Class D for the fiscal year ended August 31, 1999 and for the period September 26, 1997 (commencement of operations) through August 31, 1999 were: Class A: 31.53% and 16.50%, respectively; Class B: 32.68% and 17.11%, respectively; Class C: 36.70% and 18.89%, respectively; and Class D:
39.13% and 20.10%, respectively.

     In addition, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total returns of Class A, Class B, Class C and Class D for the fiscal year ended August 31, 1999 and the period September 26, 1997 (commencement of operations) through August 31, 1999 were: Class A: 38.82% and 19.81%, respectively; Class B:
37.68% and 18.89%, respectively; Class C: 37.70% and 18.89%, respectively; and Class D: 39.13% and 20.10%, respectively.

     In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distribution are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sale charge) by the initial $1,000 investment and subtracting 1 from the result. Based on this calculation, the total returns of Class A, Class B, Class C and Class D for the fiscal year ended August 31, 1999 and for the period September 26, 1997 (commencement of operations) through August 31, 1999 were: Class A: 38.82% and 41.67%, respectively; Class B: 37.68% and 39.59%, respectively; Class C: 37.70% and 39.59%, respectively; and Class D:
39.13% and 42.33%, respectively.


     The Fund may also advertise the growth of hypothetical investment of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and

$100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown to the following amounts at August 31, 1999:



                                              INVESTMENT AT INCEPTION OF:
                              INCEPTION   -----------------------------------
CLASS                           DATE:      $10,000     $50,000      $100,000
------------                 ----------   ---------   ---------   -----------
Class A ..................   9/26/97      $13,423     $68,002     $137,420
Class B ..................   9/26/97       13,959      69,795      139,590
Class C ..................   9/26/97       13,959      69,795      139,590
Class D ..................   9/26/97       14,233      71,165      142,330


     The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EXPERTS. The financial statements of the Fund for the fiscal year ended August 31, 1999 included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                   * * * * *

     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS August 31, 1999




    NUMBER OF
     SHARES                                                           VALUE
----------------                                               --------------
                   COMMON STOCKS (97.7%)
                   Accident & Health Insurance (0.2%)
     44,457         AFLAC, Inc. .............................  $    1,997,786
     22,189         Torchmark Corp. .........................         632,386
     39,606         UNUMProvident Corp. .....................       1,428,291
                                                               --------------
                                                                    4,058,463
                                                               --------------

                    Advertising (0.2%)
     46,768         Interpublic Group of Companies,
                      Inc. ..................................       1,853,182
     29,762         Omnicom Group, Inc. .....................       2,243,311
                                                               --------------
                                                                    4,096,493
                                                               --------------

                    Aerospace (0.9%)
    162,065         Boeing Co. ..............................       7,343,570
     18,269         Goodrich (B.F.) Co. (The) ...............         674,811
     65,607         Lockheed Martin Corp. ...................       2,427,459
     11,465         Northrop Grumman Corp. ..................         831,212
     80,229         United Technologies Corp. ...............       5,305,143
                                                               --------------
                                                                   16,582,195
                                                               --------------

                    Air Freight/Delivery Services (0.1%)
     49,488         FDX Corp.* ..............................       2,100,147
                                                               --------------

                    Airlines (0.2%)
     25,549         AMR Corp.* ..............................       1,497,810
     23,351         Delta Air Lines, Inc. ...................       1,186,523
     83,748         Southwest Airlines Co. ..................       1,397,545
     12,285         US Airways Group Inc.* ..................         378,532
                                                               --------------
                                                                    4,460,410
                                                               --------------

                    Alcoholic Beverages (0.4%)
     79,145         Anheuser-Busch Companies, Inc. ..........       6,094,165
     11,398         Brown-Forman Corp. (Class B) ............         675,331
      6,137         Coors (Adolph) Co. (Class B) ............         350,193
                                                               --------------
                                                                    7,119,689
                                                               --------------

                    Aluminum (0.3%)
     37,602         Alcan Aluminium Ltd. (Canada) ...........       1,236,166
     61,488         Alcoa, Inc. .............................       3,969,819
     10,733         Reynolds Metals Co. .....................         679,533
                                                               --------------
                                                                    5,885,518
                                                               --------------

                    Apparel (0.1%)
     12,186         Fruit of the Loom, Inc. (Class A)* ......          85,302
     10,488         Liz Claiborne, Inc. .....................         385,434
      5,681         Russell Corp. ...........................          95,157
     19,941         VF Corp. ................................         717,876
                                                               --------------
                                                                    1,283,769
                                                               --------------


    NUMBER OF
     SHARES                                                           VALUE
----------------                                               --------------
                   Auto Parts: O.E.M. (0.3%)
     27,615        Dana Corp. ..............................   $    1,202,978
     94,004        Delphi Automotive Systems Corp. .........        1,762,575
     11,946        Eaton Corp. .............................        1,170,708
     14,174        Johnson Controls, Inc. ..................          969,147
     20,026        TRW Inc. ................................        1,091,417
                                                               --------------
                                                                    6,196,825
                                                               --------------

                   Automotive Aftermarket (0.1%)
     12,618        Cooper Tire & Rubber Co. ................          239,742
     29,792        Genuine Parts Co. .......................          860,244
     25,953        Goodyear Tire & Rubber Co. ..............        1,456,612
                                                               --------------
                                                                    2,556,598
                                                               --------------

                   Beverages -- Non-Alcoholic (1.9%)
    410,555        Coca Cola Co. ...........................       24,556,321
     70,621        Coca-Cola Enterprises Inc. ..............        2,008,285
    245,741        PepsiCo, Inc. ...........................        8,385,912
                                                               --------------
                                                                   34,950,518
                                                               --------------

                   Biotechnology (0.4%)
     85,186        Amgen Inc.* .............................        7,081,086
                                                               --------------

                   Books/Magazines (0.1%)
     11,832        Harcourt General, Inc. ..................          518,389
      8,631        Meredith Corp. ..........................          299,388
                                                               --------------
                                                                      817,777
                                                               --------------

                   Broadcasting (0.5%)
    118,445        CBS Corp.* ..............................        5,566,915
     55,251        Clear Channel Communications,
                      Inc.* ................................        3,871,023
                                                               --------------
                                                                    9,437,938
                                                               --------------

                   Building Materials (0.1%)
      9,121        Owens Corning ...........................          256,528
     16,783        Vulcan Materials Co. ....................          715,375
                                                               --------------
                                                                      971,903
                                                               --------------

                   Building Materials/DIY Chains (1.0%)
    246,521        Home Depot, Inc. (The) ..................       15,068,596
     61,783        Lowe's Companies, Inc. ..................        2,795,681
                                                               --------------
                                                                   17,864,277
                                                               --------------

                   Building Products (0.1%)
      6,661        Armstrong World Industries, Inc. ........          323,475
     56,061        Masco Corp. .............................        1,587,227
                                                               --------------
                                                                    1,910,702
                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS August 31, 1999, continued


    NUMBER OF
     SHARES                                                               VALUE
----------------                                                   -------------
                  Cable Television (0.6%)
     123,192      Comcast Corp. (Class A Special) .............   $    4,011,439
     100,750      MediaOne Group, Inc.* .......................        6,624,312
                                                                  --------------
                                                                      10,635,751
                                                                  --------------

                  Casino/Gambling (0.1%)
      21,233      Harrah's Entertainment, Inc.* ...............          477,742
      33,076      Mirage Resorts, Inc.* .......................          432,055
                                                                  --------------
                                                                         909,797
                                                                  --------------

                  Cellular Telephone (0.4%)
      49,241      Nextel Communications, Inc.
                     (Class A)* ...............................        2,843,668
      73,173      Sprint Corp. (PCS Group)* ...................        4,372,087
                                                                  --------------
                                                                       7,215,755
                                                                  --------------

                  Clothing/Shoe/Accessory Stores (0.5%)
     142,986      Gap, Inc. (The) .............................        5,594,327
      35,467      Limited (The), Inc. .........................        1,343,285
      23,639      Nordstrom, Inc. .............................          669,279
      53,526      TJX Companies, Inc. .........................        1,545,563
                                                                  --------------
                                                                       9,152,454
                                                                  --------------

                  Computer Communications (2.1%)
      60,209      3Com Corp.* .................................        1,490,173
      28,648      Cabletron Systems, Inc.* ....................          481,644
     531,480      Cisco Systems, Inc.* ........................       36,007,770
                                                                  --------------
                                                                      37,979,587
                                                                  --------------

                  Computer Software (5.4%)
      10,151      Adobe Systems, Inc. .........................        1,010,659
       9,804      Autodesk, Inc. ..............................          225,492
      39,234      BMC Software, Inc.* .........................        2,108,827
      89,234      Computer Associates International,
                     Inc. .....................................        5,041,721
      61,146      Compuware Corp.* ............................        1,842,023
     849,176      Microsoft Corp.* ............................       78,548,780
      55,981      Novell, Inc.* ...............................        1,322,551
     239,499      Oracle Corp.* ...............................        8,726,745
      45,046      Parametric Technology Corp.* ................          627,829
      40,055      PeopleSoft, Inc.* ...........................          563,273
                                                                  --------------
                                                                     100,017,900
                                                                  --------------

                  Computer/Video Chains (0.3%)
      34,048      Best Buy Co., Inc.* .........................        2,391,872
      33,429      Circuit City Stores, Inc.-Circuit City
                     Group ....................................        1,437,447
      32,201      Tandy Corp. .................................        1,521,497
                                                                  --------------
                                                                       5,350,816
                                                                  --------------


    NUMBER OF
     SHARES                                                               VALUE
----------------                                                   --------------
                   Construction/Agricultural
                   Equipment/Trucks (0.4%)
      12,368       Case Corp. ..................................   $      610,670
      59,202       Caterpillar, Inc. ...........................        3,352,313
       6,936       Cummins Engine Co., Inc. ....................          410,958
      38,552       Deere & Co. .................................        1,498,709
       1,377       NACCO Industries, Inc. (Class A) ............          107,234
      11,006       Navistar International Corp.* ...............          535,167
      13,012       PACCAR, Inc. ................................          714,033
                                                                   --------------
                                                                        7,229,084
                                                                   --------------

                   Consumer Electronics/Appliances (0.1%)
      14,711       Maytag Corp. ................................          921,276
      12,528       Whirlpool Corp. .............................          885,573
                                                                   --------------
                                                                        1,806,849
                                                                   --------------

                   Consumer Specialties (0.0%)
       5,868       Jostens, Inc. ...............................          118,093
                                                                   --------------

                   Consumer Sundries (0.0%)
      11,214       American Greetings Corp. (Class A) ..........          310,488
                                                                   --------------

                   Containers/Packaging (0.2%)
       5,177       Ball Corp. ..................................          232,641
       8,703       Bemis Company, Inc. .........................          330,170
      20,356       Crown Cork & Seal Co., Inc. .................          540,706
      25,933       Owens-Illinois, Inc.* .......................          641,842
      13,893       Sealed Air Corp.* ...........................          816,214
       9,269       Temple-Inland, Inc. .........................          574,678
                                                                   --------------
                                                                        3,136,251
                                                                   --------------
                   Contract Drilling (0.0%)
       8,351       Helmerich & Payne, Inc. .....................          230,174
      14,034       Rowan Companies, Inc.* ......................          261,383
                                                                   --------------
                                                                          491,557
                                                                   --------------

                   Department Stores (0.5%)
      17,790       Dillard's, Inc. (Class A) ...................          418,065
      34,703       Federated Department Stores, Inc.*                   1,596,338
      27,072       Kohl's Corp.* ...............................        1,928,880
      55,595       May Department Stores Co. ...................        2,171,680
      43,848       Penney (J.C.) Co., Inc. .....................        1,589,490
      63,381       Sears, Roebuck & Co. ........................        2,376,787
                                                                   --------------
                                                                       10,081,240
                                                                   --------------

                   Discount Chains (2.3%)
      18,218       Consolidated Stores Corp.* ..................          293,765
      36,546       Costco Wholesale Corp.* .....................        2,729,529
      73,653       Dayton Hudson Corp. .........................        4,271,874
      36,805       Dollar General Corp. ........................          956,930

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS August 31, 1999, continued


    NUMBER OF
     SHARES                                                          VALUE
----------------                                              --------------
      82,370       Kmart Corp.* ...........................   $    1,034,773
     740,409       Wal-Mart Stores, Inc. ..................       32,809,374
                                                              --------------
                                                                  42,096,245
                                                              --------------

                   Diversified Commercial Services (0.1%)
      40,921       Paychex, Inc. ..........................        1,202,054
                                                              --------------

                   Diversified Electronic Products (0.2%)
      13,266       Harris Corp. ...........................          348,232
      20,981       Honeywell, Inc. ........................        2,381,343
      31,678       Rockwell International Corp. ...........        1,872,962
                                                              --------------
                                                                   4,602,537
                                                              --------------

                   Diversified Financial Services (2.0%)
      74,962       American Express Co. ...................       10,307,275
     562,217       Citigroup, Inc. ........................       24,983,518
      23,669       Providian Financial Corp. ..............        1,837,306
                                                              --------------
                                                                  37,128,099
                                                              --------------

                   Diversified Manufacturing (1.7%)
      32,063       Allegheny Teledyne Inc. ................          599,177
      91,956       AlliedSignal, Inc. .....................        5,632,305
      15,706       Cooper Industries, Inc. ................          814,749
      22,529       Danaher Corp. ..........................        1,323,579
      35,502       Dover Corp. ............................        1,373,484
      14,627       ITT Industries, Inc. ...................          494,575
      66,991       Minnesota Mining &
                     Manufacturing Co. ....................        6,330,649
      26,269       Thermo Electron Corp.* .................          417,020
     139,513       Tyco International Ltd. (Bermuda) ......       14,134,439
                                                              --------------
                                                                  31,119,977
                                                              --------------

                   Drugstore Chains (0.4%)
      65,027       CVS Corp. ..............................        2,710,813
       6,634       Longs Drug Stores Corp. ................          208,556
      43,073       Rite Aid Corp. .........................          796,850
     166,643       Walgreen Co. ...........................        3,864,035
                                                              --------------
                                                                   7,580,254
                                                              --------------

                   E.D.P. Peripherals (0.7%)
     168,431       EMC Corp.* .............................       10,105,860
      21,400       Lexmark International Group, Inc.
                     (Class A)* ...........................        1,685,250
      11,962       Network Appliance, Inc.* ...............          785,754
      37,054       Seagate Technology, Inc.* ..............        1,229,730
                                                              --------------
                                                                  13,806,594
                                                              --------------

    NUMBER OF
     SHARES                                                          VALUE
----------------                                              -------------------
                   E.D.P. Services (0.8%)
     102,946       Automatic Data Processing, Inc. ........   $    4,047,065
      24,024       Ceridian Corp.* ........................          672,672
      26,423       Computer Sciences Corp.* ...............        1,828,141
      81,896       Electronic Data Systems Corp. ..........        4,596,413
      71,862       First Data Corp. .......................        3,161,928
                                                              --------------
                                                                  14,306,219
                                                              --------------

                   Electric Utilities (2.1%)
      31,752       AES Corp. (The)* .......................        1,926,949
      22,830       Ameren Corp. ...........................          914,627
      32,066       American Electric Power Co. ............        1,164,397
      25,605       Carolina Power & Light Co. .............          931,382
      35,375       Central & South West Corp. .............          800,359
      26,433       Cinergy Corp. ..........................          802,902
      19,520       CMS Energy Corp. .......................          772,260
      37,807       Consolidated Edison, Inc. ..............        1,663,508
      24,883       Constellation Energy Group, Inc. .......          737,159
      31,938       Dominion Resources, Inc. ...............        1,477,132
      24,132       DTE Energy Co. .........................          951,706
      60,599       Duke Energy Corp. ......................        3,484,442
      57,768       Edison International ...................        1,465,863
      41,056       Entergy Corp. ..........................        1,223,982
      39,042       FirstEnergy Corp. ......................        1,115,137
      16,281       Florida Progress Corp. .................          763,172
      29,976       FPL Group, Inc. ........................        1,618,704
      20,912       GPU, Inc. ..............................          713,622
      19,125       New Century Energies, Inc. .............          690,891
      31,174       Niagara Mohawk Holdings Inc. ...........          471,507
      25,557       Northern States Power Co. ..............          602,187
      49,470       PacifiCorp .............................        1,011,043
      31,914       PECO Energy Co. ........................        1,296,506
      63,818       PG & E Corp. ...........................        1,934,483
      26,237       PP&L Resources, Inc. ...................          734,636
      36,531       Public Service Enterprise Group,
                     Inc. .................................        1,497,771
      49,303       Reliant Energy, Inc. ...................        1,365,077
     115,981       Southern Co. ...........................        3,138,736
      46,695       Texas Utilities Co. ....................        1,888,229
      36,139       Unicom Corp. ...........................        1,395,869
                                                              --------------
                                                                  38,554,238
                                                              --------------

                   Electrical Products (0.3%)
      72,416       Emerson Electric Co. ...................        4,535,052
       9,461       Thomas & Betts Corp. ...................          425,745
                                                              --------------
                                                                   4,960,797
                                                                --------------


                            SEE NOTES TO FINANCIAL STATEMENTS

     MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS August 31, 1999, continued

    NUMBER OF
     SHARES                                                            VALUE
----------------                                                --------------
                  Electronic Components (0.2%)
       13,692     Andrew Corp.* ............................   $      239,610
       44,510     Solectron Corp.* .........................        3,482,907
                                                               --------------
                                                                    3,722,517
                                                               --------------

                  Electronic Data Processing (5.4%)
       26,457     Apple Computer, Inc.* ....................        1,724,666
     282,845      Compaq Computer Corp. ....................        6,558,468
       8,550      Data General Corp.* ......................          157,641
     421,968      Dell Computer Corp.* .....................       20,597,313
      26,043      Gateway, Inc. ............................        2,524,543
     168,875      Hewlett-Packard Co. ......................       17,795,203
     301,951      International Business Machines
                    Corp. ..................................       37,611,771
      31,408      Silicon Graphics, Inc.* ..................          359,229
     128,755      Sun Microsystems, Inc.* ..................       10,227,975
      47,111      Unisys Corp.* ............................        2,025,773
                                                               --------------
                                                                   99,582,582
                                                               --------------

                  Electronic Production Equipment (0.3%)
      62,055      Applied Materials, Inc.* .................        4,405,905
      14,668      KLA-Tencor Corp.* ........................          921,334
                                                               --------------
                                                                    5,327,239
                                                               --------------

                  Engineering & Construction (0.1%)
      12,610      Fluor Corp. ..............................          521,739
       6,881      Foster Wheeler Corp. .....................           89,023
                                                               --------------
                                                                      610,762
                                                               --------------
                  Environmental Services (0.1%)
      31,200      Allied Waste Industries, Inc.* ...........          397,800
     101,335      Waste Management, Inc. ...................        2,210,370
                                                               --------------
                                                                    2,608,170
                                                               --------------
                  Farming/Seeds/Milling (0.2%)
     102,741      Archer-Daniels-Midland Co. ...............        1,335,639
      39,843      Pioneer Hi-Bred International, Inc. ......        1,558,857
                                                               --------------
                                                                    2,894,496
                                                               --------------
                  Finance Companies (1.6%)
     121,140      Associates First Capital Corp.
                    (Class A) ..............................        4,156,616
      32,862      Capital One Financial Corp. ..............        1,240,540
      18,759      Countrywide Credit Industries, Inc. ......          602,633
     170,539      Fannie Mae ...............................       10,594,735
     115,663      Freddie Mac ..............................        5,956,644
      79,762      Household International, Inc. ............        3,011,015


    NUMBER OF
     SHARES                                                            VALUE
----------------                                                -------------------
     133,400      MBNA Corp. ...............................   $    3,293,312
      27,099      SLM Holding Corp. ........................        1,197,437
                                                               --------------
                                                                   30,052,932
                                                               --------------

                  Financial Publishing/Services (0.2%)
      27,295      Dun & Bradstreet Corp. ...................          714,788
      24,033      Equifax, Inc. ............................          733,007
      32,910      McGraw-Hill Companies, Inc. ..............        1,701,036
                                                               --------------
                                                                    3,148,831
                                                               --------------

                  Fluid Controls (0.1%)
      18,056      Parker-Hannifin Corp. ....................          789,950
                                                               --------------

                  Food Chains (0.6%)
      69,942      Albertson's, Inc. ........................        3,352,845
       6,469      Great Atlantic & Pacific Tea Co.,
                    Inc. ...................................          227,224
     137,438      Kroger Co.* ..............................        3,178,254
      82,624      Safeway Inc.* ............................        3,847,180
      24,727      Winn-Dixie Stores, Inc. ..................          840,718
                                                               --------------
                                                                   11,446,221
                                                               --------------

                  Food Distributors (0.1%)
      19,836      Supervalu, Inc. ..........................          446,310
      55,067      SYSCO Corp. ..............................        1,796,561
                                                               --------------
                                                                    2,242,871
                                                               --------------

                  Forest Products (0.2%)
      28,557      Georgia-Pacific Corp. ....................        1,181,546
      17,869      Louisiana-Pacific Corp. ..................          330,577
      33,377      Weyerhaeuser Co. .........................        1,877,456
                                                               --------------
                                                                    3,389,579
                                                               --------------

                  Generic Drugs (0.1%)
      15,914      Watson Pharmaceuticals, Inc.* ............          570,915
                                                               --------------

                  Home Building (0.1%)
       9,898      Centex Corp. .............................          278,381
       5,891      Fleetwood Enterprises, Inc. ..............          120,029
       8,092      Kaufman & Broad Home Corp. ...............          165,380
       7,307      Pulte Corp. ..............................          168,974
                                                               --------------
                                                                      732,764
                                                               --------------

                  Home Furnishings (0.1%)
      46,880      Newell Rubbermaid, Inc. ..................        1,922,080
       9,734      Tupperware Corp. .........................          219,623
                                                               --------------
                                                                    2,141,703
                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS August 31, 1999, continued




    NUMBER OF
     SHARES                                                           VALUE
----------------                                               --------------
                  Hospital/Nursing Management (0.2%)
       94,516     Columbia/HCA Healthcare Corp. ...........   $    2,327,457
       18,473     HCR Manor Care, Inc. ....................          361,378
       51,667     Tenet Healthcare Corp.* .................          900,943
                                                              --------------
                                                                   3,589,778
                                                              --------------

                  Hotels/Resorts (0.4%)
     102,019      Carnival Corp. ..........................        4,558,974
      42,970      Hilton Hotels Corp. .....................          526,383
      41,513      Marriott International, Inc.
                    (Class A) .............................        1,421,820
                                                              --------------
                                                                   6,507,177
                                                              --------------

                  Industrial Machinery/Components (0.3%)
      41,672      Illinois Tool Works Inc. ................        3,247,812
      27,608      Ingersoll-Rand Co. ......................        1,756,559
       6,385      Milacron Inc. ...........................          114,930
                                                              --------------
                                                                   5,119,301
                                                              --------------
                  Industrial Specialties (0.1%)
      21,570      Ecolab, Inc. ............................          810,223
       7,341      Millipore Corp. .........................          277,123
      20,738      Pall Corp. ..............................          412,168
                                                              --------------
                                                                   1,499,514
                                                              --------------

                  Insurance Brokers/Services (0.2%)
      42,619      AON Corp. ...............................        1,422,409
      43,797      Marsh & McLennan
                    Companies, Inc. .......................        3,188,969
                                                              --------------
                                                                   4,611,378
                                                              --------------

                  Integrated Oil Companies (5.2%)
      15,035      Amerada Hess Corp. ......................          933,110
      53,566      Atlantic Richfield Co. ..................        4,710,460
     109,037      Chevron Corp. ...........................       10,058,663
     104,360      Conoco, Inc. (Class B) ..................        2,804,675
     403,933      Exxon Corp. .............................       31,860,215
      14,371      Kerr-McGee Corp. ........................          804,776
     130,196      Mobil Corp. .............................       13,328,816
      42,012      Phillips Petroleum Co. ..................        2,142,612
     356,766      Royal Dutch Petroleum Co. (ADR)
                    (Netherlands) .........................       22,074,896
      89,261      Texaco, Inc. ............................        5,668,074
      40,292      Unocal Corp. ............................        1,687,228
                                                              --------------
                                                                  96,073,525
                                                              --------------

                  Internet Services (0.9%)
     180,772      America Online, Inc.* ...................       16,506,743
                                                              --------------

    NUMBER OF
     SHARES                                                           VALUE
----------------                                               --------------
                  Investment Bankers/Brokers/
                    Services (1.1%)
      19,372      Bear Stearns Companies, Inc. ............   $      806,360
      19,764      Lehman Brothers Holdings, Inc. ..........        1,062,315
      61,204      Merrill Lynch & Co., Inc. ...............        4,567,349
      94,932      Morgan Stanley Dean Witter & Co.
                    (Note 4) ..............................        8,146,352
      24,298      Paine Webber Group, Inc. ................          953,697
     135,836      Schwab (Charles) Corp. ..................        5,365,522
                                                              --------------
                                                                  20,901,595
                                                              --------------

                  Investment Managers (0.1%)
      41,947      Franklin Resources, Inc. ................        1,507,470
                                                              --------------

                  Life Insurance (0.4%)
      41,744      American General Corp. ..................        2,963,824
      53,826      Conseco, Inc. ...........................        1,291,824
      17,632      Jefferson-Pilot Corp. ...................        1,176,936
      33,332      Lincoln National Corp. ..................        1,562,438
                                                              --------------
                                                                   6,995,022
                                                              --------------

                  Major Banks (5.3%)
     290,311      Bank of America Corp. ...................       17,563,816
     126,661      Bank of New York Co., Inc. ..............        4,528,131
     196,488      Bank One Corp. ..........................        7,884,081
      49,378      BankBoston Corp. ........................        2,292,991
      52,308      BB&T Corp. ..............................        1,752,318
     140,635      Chase Manhattan Corp. (The) .............       11,769,392
      25,995      Comerica, Inc. ..........................        1,353,365
     161,038      First Union Corp. .......................        6,683,077
      94,904      Fleet Financial Group, Inc. .............        3,778,366
      38,437      Huntington Bancshares, Inc. .............        1,148,305
      74,514      KeyCorp .................................        2,160,906
      86,694      Mellon Bank Corp. .......................        2,893,412
      29,510      Morgan (J.P.) & Co., Inc. ...............        3,812,323
     104,626      National City Corp. .....................        2,890,293
      50,579      PNC Bank Corp. ..........................        2,645,914
      17,502      Republic New York Corp. .................        1,214,201
      27,839      SouthTrust Corp. ........................          981,325
      26,800      State Street Corp. ......................        1,604,650
      28,493      Summit Bancorp. .........................          950,954
      53,502      SunTrust Banks, Inc. ....................        3,440,847
     120,942      U.S. Bancorp ............................        3,734,084
      33,758      Wachovia Corp. ..........................        2,645,783
     274,996      Wells Fargo & Co. .......................       10,948,278
                                                              --------------
                                                                  98,676,812
                                                              --------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS August 31, 1999, continued


    NUMBER OF
     SHARES                                                           VALUE
----------------                                                 -------------
                  Major Chemicals (1.2%)
      36,555      Dow Chemical Co. ........................   $    4,153,562
     162,962      Du Pont (E.I.) de Nemours & Co.,
                    Inc. ..................................       10,327,717
      13,007      Eastman Chemical Co. ....................          604,013
      16,768      Hercules, Inc. ..........................          546,008
     105,063      Monsanto Co. ............................        4,314,149
      35,339      Rohm & Haas Co. .........................        1,320,795
      22,112      Union Carbide Corp. .....................        1,257,620
                                                              --------------
                                                                  22,523,864
                                                              --------------

                  Major Pharmaceuticals (8.5%)
     252,963      Abbott Laboratories .....................       10,972,270
     217,903      American Home Products Corp. ............        9,042,975
     330,402      Bristol-Myers Squibb Co. ................       23,252,041
     223,813      Johnson & Johnson .......................       22,884,879
     183,164      Lilly (Eli) & Co. .......................       13,668,614
     392,746      Merck & Co., Inc. .......................       26,387,622
     646,019      Pfizer, Inc. ............................       24,387,217
      84,314      Pharmacia & Upjohn, Inc. ................        4,405,407
     244,929      Schering-Plough Corp. ...................       12,874,081
     141,528      Warner-Lambert Co. ......................        9,376,230
                                                              --------------
                                                                 157,251,336
                                                              --------------

                  Major U.S. Telecommunications (7.0%)
      50,782      ALLTEL Corp. ............................        3,434,133
     182,851      Ameritech Corp. .........................       11,542,469
     529,435      AT&T Corp. ..............................       23,824,575
     258,268      Bell Atlantic Corp. .....................       15,818,915
     315,132      BellSouth Corp. .........................       14,259,723
     161,674      GTE Corp. ...............................       11,094,878
     309,575      MCI WorldCom, Inc. ......................       23,430,958
     326,742      SBC Communications, Inc. ................       15,683,616
     143,933      Sprint Corp. (FON Group) ................        6,387,027
      83,788      U.S. West, Inc. .........................        4,377,923
                                                              --------------
                                                                 129,854,217
                                                              --------------

                  Managed Health Care (0.3%)
      23,457      Aetna Inc. ..............................        1,823,782
      27,880      Humana, Inc.* ...........................          252,663
      28,807      United HealthCare Corp. .................        1,751,826
      11,230      Wellpoint Health Networks, Inc.* ........          818,386
                                                              --------------
                                                                   4,646,657
                                                              --------------

                  Meat/Poultry/Fish (0.1%)
      81,228      ConAgra, Inc. ...........................        1,990,086
                                                              --------------


    NUMBER OF
     SHARES                                                             VALUE
----------------                                                 ---------------
                   Media Conglomerates (1.4%)
     342,626       Disney (Walt) Co. .........................   $    9,507,872
     198,465       Time Warner Inc. ..........................       11,771,455
     114,869       Viacom, Inc. (Class B)* ...................        4,831,677
                                                                 --------------
                                                                     26,111,004
                                                                 --------------

                   Medical Equipment & Supplies (0.4%)
      97,196       Medtronic, Inc. ...........................        7,605,587
                                                                 --------------

                   Medical Specialties (0.7%)
      16,773       ALZA Corp. (Class A)* .....................          844,940
       8,551       Bard (C.R.), Inc. .........................          398,690
       9,491       Bausch & Lomb, Inc. .......................          626,999
      48,515       Baxter International, Inc. ................        3,253,537
      41,547       Becton, Dickinson & Co. ...................        1,168,509
      18,704       Biomet, Inc. ..............................          667,499
      65,830       Boston Scientific Corp.* ..................        2,234,106
      50,269       Guidant Corp. .............................        2,950,162
      11,813       Mallinckrodt, Inc. ........................          378,754
      14,020       St. Jude Medical, Inc.* ...................          508,225
                                                                 --------------
                                                                     13,031,421
                                                                 --------------

                   Medical/Dental Distributors (0.2%)
      45,330       Cardinal Health, Inc. .....................        2,889,788
      46,087       McKesson HBOC, Inc. .......................        1,434,458
                                                                 --------------
                                                                      4,324,246
                                                                 --------------

                   Medical/Nursing Services (0.1%)
      69,002       Healthsouth Corp.* ........................          564,954
                                                                 --------------

                   Metals Fabrications (0.0%)
      10,453       Timken Co. (The) ..........................          183,581
                                                                 --------------

                   Mid-Sized Banks (0.7%)
      29,325       Amsouth Bancorporation ....................          641,484
      44,703       Fifth Third Bancorp .......................        2,950,398
     110,047       Firstar Corp. .............................        2,950,635
      26,277       Mercantile Bancorporation, Inc. ...........        1,450,162
      18,574       Northern Trust Corp. ......................        1,569,503
      37,279       Regions Financial Corp. ...................        1,311,755
      45,099       Synovus Financial Corp. ...................          851,244
      23,729       Union Planters Corp. ......................        1,001,067
                                                                 --------------
                                                                     12,726,248
                                                                 --------------

                   Military/Gov't/Technical (0.3%)
       7,523       EG & G, Inc. ..............................          239,325
      33,121       General Dynamics Corp. ....................        2,086,623
      55,925       Raytheon Co. (Class B) ....................        3,809,891
                                                                 --------------
                                                                      6,135,839
                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS August 31, 1999, continued


    NUMBER OF
     SHARES                                                           VALUE
----------------                                               -----------------
                  Motor Vehicles (1.0%)
     201,447      Ford Motor Co. ..........................   $   10,500,425
     107,879      General Motors Corp. ....................        7,133,499
                                                              --------------
                                                                  17,633,924
                                                              --------------

                  Movies/Entertainment (0.2%)
      11,770      King World Productions Inc.* ............          448,731
      71,213      Seagram Co. Ltd. (Canada) ...............        3,778,740
                                                              --------------
                                                                   4,227,471
                                                              --------------

                  Multi-Line Insurance (1.8%)
     134,265      Allstate Corp. ..........................        4,405,570
     257,648      American International Group, Inc. ......       23,880,749
      33,852      CIGNA Corp. .............................        3,040,333
      37,757      Hartford Financial Services Group,
                    Inc. ..................................        1,715,584
      22,682      Safeco Corp. ............................          803,793
                                                              --------------
                                                                  33,846,029
                                                              --------------

                  Multi-Sector Companies (3.5%)
      11,313      Crane Co. ...............................          272,219
      27,796      Fortune Brands, Inc. ....................        1,042,350
     544,372      General Electric Co.** ..................       61,139,780
       9,836      McDermott International, Inc. ...........          221,925
       6,901      National Service Industries, Inc. .......          220,832
      28,295      Tenneco, Inc. ...........................          569,437
      25,087      Textron, Inc. ...........................        2,025,775
                                                              --------------
                                                                  65,492,318
                                                              --------------

                  Natural Gas (0.1%)
      15,928      Consolidated Natural Gas Co. ............        1,014,415
       3,823      Eastern Enterprises .....................          171,796
       7,883      Nicor Inc. ..............................          304,974
       5,345      ONEOK, Inc. .............................          166,029
       5,994      Peoples Energy Corp. ....................          218,406
      39,951      Sempra Energy ...........................          891,407
                                                              --------------
                                                                   2,767,027
                                                              --------------

                  Newspapers (0.4%)
      15,071      Dow Jones & Co., Inc. ...................          757,318
      46,484      Gannett Co., Inc. .......................        3,158,007
      13,115      Knight-Ridder, Inc. .....................          707,390
      29,366      New York Times Co. (The)
                    (Class A) .............................        1,147,109
      11,965      Times Mirror Co. (Class A) ..............          690,979
      19,716      Tribune Co. .............................        1,839,749
                                                              --------------
                                                                   8,300,552
                                                              --------------


    NUMBER OF
     SHARES                                                           VALUE
----------------                                               --------------
                   Office Equipment/Supplies (0.5%)
      18,920       Avery Dennison Corp. ....................   $    1,038,235
      44,691       Pitney Bowes, Inc. ......................        2,636,769
     110,028       Xerox Corp. .............................        5,253,837
                                                               --------------
                                                                    8,928,841
                                                               --------------

                   Oil & Gas Production (0.3%)
      20,128       Anardarko Petroleum Corp. ...............          684,352
      18,605       Apache Corp. ............................          846,528
      29,507       Burlington Resources, Inc. ..............        1,233,761
      57,899       Occidental Petroleum Corp. ..............        1,255,685
      41,952       Union Pacific Resources Group, Inc.                752,514
                                                               --------------
                                                                    4,772,840
                                                               --------------

                   Oil Refining/Marketing (0.1%)
      12,174       Ashland, Inc. ...........................          469,460
      15,048       Sunoco, Inc. ............................          490,001
      51,353       USX-Marathon Group ......................        1,598,362
                                                               --------------
                                                                    2,557,823
                                                               --------------

                   Oil/Gas Transmission (0.6%)
      35,474       Coastal Corp. ...........................        1,536,468
      13,758       Columbia Energy Group ...................          812,582
     117,672       Enron Corp. .............................        4,927,515
      18,312       Sonat, Inc. .............................          661,521
      71,940       Williams Companies, Inc. ................        2,967,525
                                                               --------------
                                                                   10,905,611
                                                               --------------

                   Oilfield Services/Equipment (0.6%)
      54,475       Baker Hughes Inc. .......................        1,852,150
      73,306       Halliburton Co. .........................        3,399,566
      91,013       Schlumberger, Ltd. ......................        6,075,118
                                                               --------------
                                                                   11,326,834
                                                               --------------

                   Other Consumer Services (0.2%)
      16,172       Block (H.&R.), Inc. .....................          899,568
     119,471       Cendant Corp.* ..........................        2,143,011
      45,252       Service Corp. International .............          625,043
                                                               --------------
                                                                    3,667,622
                                                               --------------

                   Other Metals/Minerals (0.1%)
       6,713       ASARCO, Inc. ............................          140,134
      15,281       Cyprus Amax Minerals Co. ................          258,822
      27,197       Freeport-McMoran Copper & Gold,
                     Inc. (Class B) ........................          436,852
      31,938       Inco Ltd. (Canada) ......................          654,729
       9,646       Phelps Dodge Corp. ......................          539,573
                                                               --------------
                                                                    2,030,110
                                                               --------------

                   Other Pharmaceuticals (0.1%)
 11,079            Allergan, Inc. ..........................        1,106,515
                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS August 31, 1999, continued


    NUMBER OF
     SHARES                                                         VALUE
----------------                                             --------------
                   Other Specialty Stores (0.2%)
      24,895       AutoZone, Inc.* .......................  $       592,812
      62,251       Office Depot, Inc.* ...................          649,745
       8,938       Pep Boys-Manny, Moe & Jack ............          130,160
      77,335       Staples, Inc.* ........................        1,677,203
      41,350       Toys 'R' Us, Inc.* ....................          571,147
                                                             --------------
                                                                  3,621,067
                                                             --------------

                   Other Telecommunications (0.1%)
      23,180       CenturyTel, Inc. ......................          911,264
      28,813       Frontier Corp. ........................        1,208,345
                                                             --------------
                                                                  2,119,609
                                                             --------------

                   Other Transportation (0.0%)
      54,931       Laidlaw, Inc. (Canada) ................          343,319
                                                             --------------
                   Package Goods/Cosmetics (2.5%)
       9,516       Alberto-Culver Co. (Class B) ..........          242,063
      43,566       Avon Products, Inc. ...................        1,911,458
      39,266       Clorox Co. ............................        1,776,787
      97,232       Colgate-Palmolive Co. .................        5,201,912
     184,535       Gillette Co. ..........................        8,603,944
      17,644       International Flavors & Fragrances,
                     Inc. ................................          718,993
      88,583       Kimberly-Clark Corp. ..................        5,043,695
     221,035       Procter & Gamble Co. ..................       21,937,724
                                                             --------------
                                                                 45,436,576
                                                             --------------

                   Packaged Foods (1.4%)
      46,493       Bestfoods .............................        2,283,969
      72,572       Campbell Soup Co. .....................        3,206,775
      25,428       General Mills, Inc. ...................        2,129,595
      59,810       Heinz (H.J.) Co. ......................        2,792,379
      67,404       Kellogg Co. ...........................        2,397,055
      22,437       Quaker Oats Company (The) .............        1,499,072
      54,191       Ralston-Ralston Purina Group ..........        1,490,253
     150,320       Sara Lee Corp. ........................        3,335,225
      95,098       Unilever N.V. (Netherlands) ...........        6,549,875
                                                             --------------
                                                                 25,684,198
                                                             --------------

                   Paints/Coatings (0.1%)
      28,901       PPG Industries, Inc. ..................        1,735,866
      28,301       Sherwin-Williams Co. ..................          689,837
                                                             --------------
                                                                  2,425,703
                                                             --------------

                   Paper (0.4%)
       9,405       Boise Cascade Corp. ...................          342,107
      15,929       Champion International Corp. ..........          876,095
      36,729       Fort James Corp. ......................        1,184,510
      68,302       International Paper Co. ...............        3,214,463
      16,888       Mead Corp. ............................          630,134

    NUMBER OF
     SHARES                                                         VALUE
----------------                                             -------------------
       4,889       Potlatch Corp. ........................   $      188,838
      16,667       Westavaco Corp. .......................          436,467
      18,523       Willamette Industries, Inc. ...........          733,974
                                                             --------------
                                                                  7,606,588
                                                             --------------

                   Photographic Products (0.2%)
      53,526       Eastman Kodak Co. .....................        3,930,816
       7,468       Polaroid Corp. ........................          202,570
                                                             --------------
                                                                  4,133,386
                                                             --------------

                   Precious Metals (0.1%)
      64,882       Barrick Gold Corp. (Canada) ...........        1,257,089
      43,291       Homestake Mining Co. ..................          367,974
      27,855       Newmont Mining Corp. ..................          569,287
      54,152       Placer Dome Inc. (Canada) .............          561,827
                                                             --------------
                                                                  2,756,177
                                                             --------------

                   Precision Instruments (0.1%)
      16,974       PE Corp-PE Biosystems Group ...........        1,168,023
       7,918       Tektronix, Inc. .......................          263,274
                                                             --------------
                                                                  1,431,297
                                                             --------------

                   Printing/Forms (0.1%)
      12,999       Deluxe Corp. ..........................          442,778
      21,763       Donnelley (R.R.) & Sons Co. ...........          682,814
                                                             --------------
                                                                  1,125,592
                                                             --------------

                   Property -- Casualty Insurers (0.4%)
      27,379       Chubb Corp. ...........................        1,565,737
      27,471       Cincinnati Financial Corp. ............        1,088,538
      18,176       Loews Corp. ...........................        1,426,816
      12,129       Progressive Corp. .....................        1,237,158
      37,650       St. Paul Companies, Inc. ..............        1,207,153
                                                             --------------
                                                                  6,525,402
                                                             --------------

                   Railroads (0.5%)
      78,175       Burlington Northern Santa Fe Corp.             2,267,075
      36,169       CSX Corp. .............................        1,580,133
      18,357       Kansas City Southern Industries,
                     Inc. ................................          850,159
      63,215       Norfolk Southern Corp. ................        1,655,443
      41,218       Union Pacific Corp. ...................        2,006,801
                                                             --------------
                                                                  8,359,611
                                                             --------------
                   Recreational Products/Toys (0.1%)
      15,295       Brunswick Corp. .......................          390,978
      32,517       Hasbro, Inc. ..........................          794,634
      69,319       Mattel, Inc. ..........................        1,477,361
                                                             --------------
                                                                  2,662,973
                                                             --------------

                   Rental/Leasing Companies (0.0%)
      11,781       Ryder System, Inc. ....................          259,918
                                                             --------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS August 31, 1999, continued

NUMBER OF
 SHARES                                                                  VALUE
---------                                                          --------------
                   Restaurants (0.6%)
 22,265            Darden Restaurants, Inc. ....................   $      347,891
225,934            McDonald's Corp. ............................        9,348,019
 25,545            Tricon Global Restaurants, Inc.* ............        1,037,766
 20,531            Wendy's International, Inc. .................          574,868
                                                                   --------------
                                                                       11,308,544
                                                                   --------------

                   Savings & Loan Associations (0.2%)
  9,333            Golden West Financial Corp. .................          847,553
 98,971            Washington Mutual, Inc. .....................        3,142,329
                                                                   --------------
                                                                        3,989,882
                                                                   --------------

                   Semiconductors (3.3%)
 24,389            Advanced Micro Devices, Inc.* ...............          504,547
552,046            Intel Corp. .................................       45,371,281
 23,801            LSI Logic Corp.* ............................        1,350,707
 41,661            Micron Technology, Inc.* ....................        3,106,348
 27,947            National Semiconductor Corp.* ...............          787,756
130,434            Texas Instruments, Inc. .....................       10,703,740
                                                                   --------------
                                                                       61,824,379
                                                                   --------------

                   Services to the Health Industry (0.1%)
 52,709            IMS Health Inc. .............................        1,456,086
  4,503            Shared Medical Systems Corp. ................          253,012
                                                                   --------------
                                                                        1,709,098
                                                                   --------------

                   Shoe Manufacturing (0.1%)
 46,793            Nike, Inc. (Class B) ........................        2,164,176
  9,456            Reebok International Ltd.* ..................          111,699
                                                                   --------------
                                                                        2,275,875
                                                                   --------------

                   Specialty Chemicals (0.2%)
 38,152            Air Products & Chemicals, Inc. ..............        1,297,168
 20,839            Engelhard Corp. .............................          415,478
  5,284            FMC Corp.* ..................................          307,793
 11,505            Grace (W. R.) & Co. .........................          220,033
  9,721            Great Lakes Chemical Corp. ..................          400,384
 26,233            Praxair, Inc. ...............................        1,232,951
 16,768            Sigma-Aldrich Corp. .........................          538,672
                                                                   --------------
                                                                        4,412,479
                                                                   --------------

                   Specialty Foods/Candy (0.1%)
 23,248            Hershey Foods Corp. .........................        1,245,221
 19,337            Wrigley (Wm.) Jr. Co. (Class A) .............        1,514,329
                                                                   --------------
                                                                        2,759,550
                                                                   --------------

                   Specialty Insurers (0.1%)
 16,603            MBIA, Inc. ..................................          861,281
 18,147            MGIC Investment Corp. .......................          788,260
                                                                   --------------
                                                                        1,649,541
                                                                   --------------



NUMBER OF
 SHARES                                                                  VALUE
---------                                                          --------------
                   Specialty Steels (0.1%)
 14,518            Nucor Corp. .................................   $      675,994
                                                                   --------------
                   Steel/Iron Ore (0.1%)
 22,045            Bethlehem Steel Corp.* ......................          169,471
 14,702            USX-U.S. Steel Group ........................          396,954
 15,517            Worthington Industries, Inc. ................          232,755
                                                                   --------------
                                                                          799,180
                                                                   --------------

                   Telecommunications Equipment (3.5%)
 22,420            ADC Telecommunications, Inc.* ...............          829,540
 40,606            Corning Inc. ................................        2,700,299
 28,719            General Instrument Corp.* ...................        1,412,616
505,770            Lucent Technologies Inc. ....................       32,400,891
100,327            Motorola, Inc. ..............................        9,255,166
220,820            Nortel Networks Corp. (Canada) ..............        9,067,421
 25,450            QUALCOMM Inc.* ..............................        4,889,581
 12,425            Scientific-Atlanta, Inc. ....................          636,781
 65,144            Tellabs, Inc.* ..............................        3,876,068
                                                                   --------------
                                                                       65,068,363
                                                                   --------------

                   Textiles (0.0%)
  3,015            Springs Industries, Inc. (Class A) ..........          113,251
                                                                   --------------

                   Tobacco (0.9%)
 54,043            Nabisco Group Holdings ......................          959,263
401,431            Philip Morris Companies, Inc. ...............       15,028,573
 29,299            UST, Inc. ...................................          928,412
                                                                   --------------
                                                                       16,916,248
                                                                   --------------

                   Tools/Hardware (0.1%)
 14,474            Black & Decker Corp. ........................          761,694
  3,934            Briggs & Stratton Corp. .....................          239,482
 10,913            Snap-On, Inc. ...............................          368,996
 14,765            Stanley Works ...............................          389,427
                                                                   --------------
                                                                        1,759,599
                                                                   --------------

                   Wholesale Distributors (0.1%)
 15,526            Grainger (W.W.), Inc. .......................          676,351
 24,740            IKON Office Solutions, Inc. .................          275,233
                                                                   --------------
                                                                          951,584
                                                                   --------------
                   TOTAL COMMON STOCKS
                   (Identified Cost $1,543,015,474) ............    1,803,634,331
                                                                   --------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS August 31, 1999, continued



PRINCIPAL
AMOUNT IN
THOUSANDS                                                   VALUE
--------------------------------------------------   -----------------

              SHORT-TERM INVESTMENTS (2.1%)
              U.S. GOVERNMENT AGENCY (a) (2.1%)
$ 38,600      Federal Home Loan Mortgage
              Corp. 5.42% due 09/01/99
              (Identified Cost $38,600,000) ......   $   38,600,000
                                                     --------------
              REPURCHASE AGREEMENT (0.0%)
     110      The Bank of New York
              5.50%due 09/01/99
              (dated 08/31/99;
              proceeds $110,231) (b)
              (Identified Cost $110,214) .........          110,214
                                                     --------------
              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $38,710,214) ......       38,710,214
                                                     --------------

TOTAL INVESTMENTS
(Identified Cost $1,581,725,688) (c)       99.8%     1,842,344,545
OTHER ASSETS IN EXCESS OF
LIABILITIES ........................        0.2          4,086,504
                                          -----      -------------
NET ASSETS .........................      100.0%    $1,846,431,049
                                          =====     ==============

--------------------------------
ADR      American Depository Receipt.
*        Non-income producing security.
** Some of this security is segregated in connection with open futures contracts.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $572,363 U.S. Treasury Strip 0.00% due 08/15/25 valued at $112,418.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $323,331,278 and the aggregate gross unrealized depreciation is $62,712,421, resulting in net unrealized appreciation of $260,618,857.

FUTURES CONTRACTS OPEN AT AUGUST 31, 1999:

                                UNDERLYING
               DESCRIPTION,        FACE
 NUMBER OF    DELIVERY YEAR,      AMOUNT       UNREALIZED
 CONTRACTS      AND MONTH        AT VALUE         LOSS
----------- ----------------- -------------- --------------

    127      S&P 500 INDEX     $41,903,650     $ (548,868)
            SEPTEMBER/1999


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $1,581,725,688) ................................    $1,842,344,545
Receivable for:
   Shares of beneficial interest sold .............................         6,500,578
   Dividends ......................................................         2,422,084
Deferred organizational expenses ..................................            42,106
Prepaid expenses and other assets .................................           402,871
                                                                      ---------------
   TOTAL ASSETS ...................................................     1,851,712,184
                                                                      ---------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased ......................         2,565,586
   Plan of distribution fee .......................................         1,531,844
   Investment management fee ......................................           503,067
   Variation margin on futures contracts ..........................           204,386
Accrued expenses and other payables ...............................           476,252
                                                                      ---------------
   TOTAL LIABILITIES ..............................................         5,281,135
                                                                      ---------------
   NET ASSETS .....................................................    $1,846,431,049
                                                                       ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $1,584,648,398
Net unrealized appreciation .......................................       260,069,989
Accumulated undistributed net realized gain .......................         1,712,662
                                                                      ---------------
   NET ASSETS .....................................................    $1,846,431,049
                                                                       ==============
CLASS A SHARES:
Net Assets ........................................................       $99,139,730
Shares Outstanding (unlimited authorized, $.01 par value) .........         7,054,284
   NET ASSET VALUE PER SHARE ......................................            $14.05
                                                                               ======
   MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value) ...............            $14.83
                                                                               ======
CLASS B SHARES:
Net Assets ........................................................    $1,587,660,610
Shares Outstanding (unlimited authorized, $.01 par value) .........       113,936,439
   NET ASSET VALUE PER SHARE ......................................            $13.93
                                                                               ======
CLASS C SHARES:
Net Assets ........................................................      $143,092,122
Shares Outstanding (unlimited authorized, $.01 par value) .........        10,269,102
   NET ASSET VALUE PER SHARE ......................................            $13.93
                                                                               ======
CLASS D SHARES:
Net Assets ........................................................       $16,538,587
Shares Outstanding (unlimited authorized, $.01 par value) .........         1,173,553
   NET ASSET VALUE PER SHARE ......................................            $14.09
                                                                               ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended August 31, 1999

NET INVESTMENT INCOME:
INCOME
Dividends (net of $237,535 foreign withholding tax) .........   $ 18,026,678
Interest ....................................................      1,675,216
                                                                ------------
   TOTAL INCOME .............................................     19,701,894
                                                                ------------
EXPENSES
Plan of distribution fee (Class A shares) ...................        159,036
Plan of distribution fee (Class B shares) ...................     11,548,279
Plan of distribution fee (Class C shares) ...................        954,033
Investment management fee ...................................      5,404,027
Transfer agent fees and expenses ............................      1,283,235
Custodian fees ..............................................        419,794
Registration fees ...........................................        418,012
Shareholder reports and notices .............................        151,348
Professional fees ...........................................         68,020
Organizational expenses .....................................         13,743
Trustees' fees and expenses .................................         13,447
Other .......................................................        150,168
                                                                ------------
   TOTAL EXPENSES ...........................................     20,583,142

Less: amounts waived/reimbursed .............................     (1,132,643)
                                                                ------------
   NET EXPENSES .............................................     19,450,499
                                                                ------------
   NET INVESTMENT INCOME ....................................        251,395
                                                                ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
   Investments ..............................................      1,267,925
   Futures contracts ........................................      1,782,281
                                                                ------------
   NET GAIN .................................................      3,050,206
                                                                ------------
Net change in unrealized appreciation/depreciation on:
   Investments ..............................................    291,679,679
   Futures contracts ........................................      3,427,984
                                                                ------------
   NET APPRECIATION .........................................    295,107,663
                                                                ------------
   NET GAIN .................................................    298,157,869
                                                                ------------
NET INCREASE ................................................   $298,409,264
                                                                ============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE PERIOD
                                                          FOR THE YEAR      SEPTEMBER 26, 1997*
                                                             ENDED                THROUGH
                                                        AUGUST 31, 1999       AUGUST 31, 1998
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................  $      251,395        $     891,814
Net realized gain (loss) .............................       3,050,206             (730,026)
Net change in unrealized depreciation ................     295,107,663          (35,037,674)
                                                        --------------         ------------
   NET INCREASE (DECREASE) ...........................     298,409,264          (34,875,886)
                                                        --------------         ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................        (286,359)             (32,194)
   Class B shares ....................................        (612,696)            (218,934)
   Class C shares ....................................         (55,326)             (12,314)
   Class D shares ....................................        (139,228)             (36,579)
Net realized gain
   Class A shares ....................................         (31,341)                --
   Class B shares ....................................        (524,676)                --
   Class C shares ....................................         (39,375)                --
   Class D shares ....................................         (12,126)                --
                                                        --------------         ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................      (1,701,127)            (300,021)
                                                        --------------         ------------
Net increase from transactions in shares of beneficial
  interest ...........................................     929,739,512          655,059,307
                                                        --------------         ------------
   NET INCREASE ......................................   1,226,447,649          619,883,400
NET ASSETS:
Beginning of period ..................................     619,983,400              100,000
                                                        --------------         ------------
  END OF PERIOD
   (Including undistributed net investment income of
   $0 and $825,469, respectively) ....................  $1,846,431,049         $619,983,400
                                                        ==============         ============

---------------------
* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS August 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on September 26, 1997.

The Fund offers four classes of shares. Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS August 31, 1999, continued

upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS August 31, 1999, continued

investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $68,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 1999 the Agreement was amended to reduce the annual rate to 0.375% of the portion of daily net assets exceeding $1.5 billion but not exceeding $3 billion; and 0.35% of the portion of daily net assets in excess of $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS August 31, 1999, continued

1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $46,739,132 at August 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $11,704, $2,206,303 and $78,362, respectively and received $546,251 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS August 31, 1999, continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 1999 aggregated $984,816,849 and $59,981,251, respectively. Included in the aforementioned are purchases and sales of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager and Distributor, of $4,198,694 and $139,660, respectively, including a realized loss of $12,222.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $6,700.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                 FOR THE PERIOD
                                                                FOR THE YEAR                  SEPTEMBER 26, 1997*
                                                                    ENDED                           THROUGH
                                                               AUGUST 31, 1999                  AUGUST 31, 1998
                                                      --------------------------------- --------------------------------
                                                           SHARES           AMOUNT           SHARES          AMOUNT
                                                      --------------- ----------------- --------------- ----------------
CLASS A SHARES
Sold ................................................     6,680,320    $   86,767,191       4,387,871    $  48,070,798
Reinvestment of dividends and distributions .........        23,092           300,893           2,992           30,640
Redeemed ............................................    (2,469,479)      (31,741,936)     (1,573,012)     (17,786,190)
                                                         ----------    --------------      ----------    -------------
Net increase -- Class A .............................     4,233,933        55,326,148       2,817,851       30,315,248
                                                         ----------    --------------      ----------    -------------
CLASS B SHARES
Sold ................................................    80,470,161     1,054,390,780      59,465,374      638,937,231
Reinvestment of dividends and distributions .........        80,119         1,040,747          19,651          201,231
Redeemed ............................................   (19,572,235)     (256,833,169)     (6,529,131)     (73,134,069)
                                                        -----------    --------------      ----------    -------------
Net increase -- Class B .............................    60,978,045       798,598,358      52,955,894      566,004,393
                                                        -----------    --------------      ----------    -------------
CLASS C SHARES
Sold ................................................     7,972,059       105,606,189       4,702,373       51,244,820
Reinvestment of dividends and distributions .........         6,822            88,622           1,134           11,618
Redeemed ............................................    (1,731,053)      (22,722,524)       (684,733)      (7,711,458)
                                                        -----------    --------------      ----------    -------------
Net increase -- Class C .............................     6,247,828        82,972,287       4,018,774       43,544,980
                                                        -----------    --------------      ----------    -------------
CLASS D SHARES
Sold ................................................     4,490,458        59,446,759       2,826,399       30,380,237
Reinvestment of dividends and distributions .........         9,731           126,988             190            1,940
Redeemed ............................................    (4,717,139)      (66,731,028)     (1,438,586)     (15,187,491)
                                                        -----------    --------------      ----------    -------------
Net increase (decrease) -- Class D ..................      (216,950)       (7,157,281)      1,388,003       15,194,686
                                                        -----------    --------------      ----------    -------------
Net increase in Fund ................................    71,242,856    $  929,739,512      61,180,522    $ 655,059,307
                                                        ===========    ==============      ==========    =============

---------------
*      Commencement of operations.

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS August 31, 1999, continued

6. FEDERAL INCOME TAX STATUS

During the year ended August 31, 1999, the Fund utilized its net capital loss carryover of approximately $289,000.

At August 31, 1999, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open futures contracts and capital loss deferrals on wash sales.


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At August 31, 1999, the Fund had outstanding futures contracts.

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                 FOR THE PERIOD
                                                         FOR THE YEAR          SEPTEMBER 26, 1997*
                                                             ENDED                   THROUGH
                                                        AUGUST 31, 1999          AUGUST 31, 1998
--------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............           $10.18                   $10.00
                                                            ------                   ------
Income from investment operations:
 Net investment income ..........................             0.10                     0.10
 Net realized and unrealized gain ...............             3.85                     0.11
                                                              ----                     ----
Total income from investment operations .........             3.95                     0.21
                                                              ----                     ----
Less dividends and distributions from:
 Net investment income ..........................            (0.07)                   (0.03)
 Net realized gain ..............................            (0.01)                      --
                                                             -----                     ----
Total dividends and distributions ...............            (0.08)                   (0.03)
                                                             -----                    -----
Net asset value, end of period ..................           $14.05                   $10.18
                                                            ======                   ======
TOTAL RETURN+ ...................................            38.82%                    2.05%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................             0.73%(3)(4)              0.75%(2)(3)
Net investment income ...........................             0.72%(3)(4)              0.91%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........          $99,140                  $28,719
Portfolio turnover rate .........................                5%                       1%

-------------
*      Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.81% and 0.64%, respectively, for the year ended August 31, 1999 and 0.89% and 0.77%, respectively, for period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                   FOR THE PERIOD
                                                          FOR THE YEAR           SEPTEMBER 26, 1997*
                                                              ENDED                    THROUGH
                                                         AUGUST 31, 1999           AUGUST 31, 1998
                                                    ------------------------   ----------------------
CLASS B SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period ............           $10.13                    $10.00
                                                            ------                    ------
Income (loss) from investment operations:
 Net investment income (loss) ...................            (0.01)                     0.02
 Net realized and unrealized gain ...............             3.83                      0.12
                                                            ------                    ------
Total income from investment operations .........             3.82                      0.14
                                                            ------                    ------
Less dividends and distributions from:
 Net investment income ..........................            (0.01)                    (0.01)
 Net realized gain ..............................            (0.01)                       --
                                                            ------                    ------
Total dividends and distributions ...............            (0.02)                    (0.01)
                                                            ------                    ------
Net asset value, end of period ..................           $13.93                    $10.13
                                                            ======                    ======
TOTAL RETURN+ ...................................            37.68%                     1.38%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................             1.50%(3)(4)               1.50%(2)(3)
Net investment income (loss) ....................            (0.05)%(3)(4)              0.16%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $1,587,661                  $536,349
Portfolio turnover rate .........................                5%                        1%

-------------
*      Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.58% and (0.13)%, respectively, for the year ended August 31, 1999 and 1.64% and 0.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                   FOR THE PERIOD
                                                          FOR THE YEAR           SEPTEMBER 26, 1997*
                                                              ENDED                    THROUGH
                                                         AUGUST 31, 1999           AUGUST 31, 1998
----------------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............               $10.13                  $10.00
                                                                ------                  ------
Income (loss) from investment operations:
 Net investment income (loss) ...................                (0.01)                   0.02
 Net realized and unrealized gain ...............                 3.83                    0.12
                                                                 ------                 ------
Total income from investment operations .........                 3.82                    0.14
                                                                 ------                 ------
Less dividends and distributions from:
 Net investment income ..........................                (0.01)                  (0.01)
 Net realized gain ..............................                (0.01)                     --
                                                                 ------                 ------
Total dividends and distributions ...............                (0.02)                  (0.01)
                                                                 ------                 ------
Net asset value, end of period ..................               $13.93                  $10.13
                                                                ======                  ======
TOTAL RETURN+ ...................................                37.70%                   1.37%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................                 1.50%(3)(4)             1.50%(2)(3)
Net investment income (loss) ....................                (0.05)%(3)(4)            0.16%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........             $143,092                 $40,730
Portfolio turnover rate .........................                    5%                      1%

-------------
*      Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.58% and (0.13)%, respectively, for year ended August 31, 1999 and 1.64% and 0.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                 FOR THE PERIOD
                                                         FOR THE YEAR          SEPTEMBER 26, 1997*
                                                             ENDED                   THROUGH
                                                        AUGUST 31, 1999          AUGUST 31, 1998
                                                    ----------------------   ----------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............            $10.20                $10.00
                                                             ------                ------
Income from investment operations:
 Net investment income ..........................              0.13                  0.12
 Net realized and unrealized gain ...............              3.85                  0.11
                                                             ------                ------
Total income from investment operations .........              3.98                  0.23
                                                             ------                ------
Less dividends and distributions from:
 Net investment income ..........................             (0.08)                (0.03)
 Net realized gain ..............................             (0.01)                   --
                                                             ------                ------
Total dividends and distributions ...............             (0.09)                (0.03)
                                                             ------                ------
Net asset value, end of period ..................            $14.09                $10.20
                                                            =======               =======
TOTAL RETURN+ ...................................             39.13%                 2.30%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................              0.50%(3)(4)           0.50%(2)(3)
Net investment income ...........................              0.95%(3)(4)           1.16%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........           $16,538               $14,186
Portfolio turnover rate .........................                 5%                   1%

-------------
*      Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.58% and 0.87%, respectively, for the year ended August 31, 1999 and 0.64% and 1.02%, respectively, for the period ended August 31, 1998.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter S&P 500 Index Fund (the "Fund") at August 31, 1999, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period September 26, 1997 (commencement of operations) through August 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 11, 1999



                      1999 FEDERAL TAX NOTICE (unaudited)

      During the fiscal year ended August 31, 1999, 100% of the income dividends qualified for the dividends received deduction available to corporations.

                  MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
                            PART C OTHER INFORMATION


Item 23.       Exhibits
--------       --------
1(a).          Amended and Restated Declaration of Trust of the Registrant,
               dated July 16, 1997, is incorporated by reference to Exhibit 1 of Pre-Effective Amendment No. 1 to the Registration Statement on
               Form N-1A, filed on July 30, 1997.

1(b). Amendment, dated June 22, 1998, to the Declaration of Trust of the Registrant is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on October 30, 1998.

2. Amended and Restated By-Laws of the Registrant dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on August 31, 1999.

3.             Not applicable.

4. Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc., dated May 1, 1999, is incorporated by reference to Exhibit 4 of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on August 31, 1999.

5(a). Amended Distribution Agreement between the Registrant and Morgan Stanley Dean Witter Distributors Inc., dated June 22, 1998, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on October 30, 1998.

5(b). Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and Dean Witter Reynolds Inc., dated July 28, 1997, is incorporated by reference to Exhibit 6(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 30, 1997.

5(c). Omnibus Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and National Financial Services Corporation, dated October 17, 1998, is incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on August 31, 1999.

6.             Not applicable.

7. Custodian Agreement between The Bank of New York and the Registrant, dated July 23, 1997, is incorporated by reference to
               Exhibit 8(a) of Pre-

              Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 30, 1997.

8(a). Amended and Restated Transfer Agency Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB, dated June 22, 1998, is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on October 30, 1998.

8(b). Amended Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc., dated June 22, 1998, is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on August 31, 1999.

9(a). Opinion of Barry Fink, Esq., dated July 30, 1997, is incorporated by reference to Exhibit 10(a) of Pre-Effective Amendment No.1 to the Registration Statement on Form N-1A, filed on July 30, 1997.

9(b). Opinion of Lane Altman & Owens LLP, Massachusetts Counsel, dated July 30, 1997, is incorporated by reference to Exhibit 10(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 30, 1997.

10.           Consent of Independent Accountants, filed herein.

11.           Not applicable.

12.           Not applicable.

13. Amended and Restated Plan of Distribution pursuant to Rule 12b-1 between the Registrant and Morgan Stanley Dean Witter Distributors Inc., dated July 23, 1997, is incorporated by reference to Exhibit 15 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 30, 1997.

14. Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on October 30, 1998.

Other. Powers of Attorney of Trustees are incorporated by reference to Exhibit Other of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 30, 1997 and Exhibit Other of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 31, 1998.

Item 24.   Persons Controlled by or Under Common Control with the Fund.

                  None

Item 25.   Indemnification.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

           Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

           The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

           Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26.   Business and Other Connections of Investment Advisor

        See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

        The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

Closed-End Investment Companies
-------------------------------
(1)     Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)     Morgan Stanley Dean Witter California Quality Municipal Securities
(3)     Morgan Stanley Dean Witter Government Income Trust
(4)     Morgan Stanley Dean Witter High Income Advantage Trust
(5)     Morgan Stanley Dean Witter High Income Advantage Trust II
(6)     Morgan Stanley Dean Witter High Income Advantage Trust III
(7)     Morgan Stanley Dean Witter Income Securities Inc.
(8)     Morgan Stanley Dean Witter Insured California Municipal Securities
(9)     Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)    Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)    Morgan Stanley Dean Witter Insured Municipal Securities
(12)    Morgan Stanley Dean Witter Insured Municipal Trust
(13)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)    Morgan Stanley Dean Witter Municipal Income Trust
(17)    Morgan Stanley Dean Witter Municipal Income Trust II
(18)    Morgan Stanley Dean Witter Municipal Income Trust III
(19)    Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)    Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)    Morgan Stanley Dean Witter Prime Income Trust
(22)    Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)    Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)    Morgan Stanley Dean Witter Quality Municipal Securities

Open-end Investment Companies
-----------------------------
(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Money Trust
(4)     Active Assets Tax-Free Trust
(5)     Morgan Stanley Dean Witter Aggressive Equity Fund
(6)     Morgan Stanley Dean Witter American Opportunities Fund
(7)     Morgan Stanley Dean Witter Balanced Growth Fund
(8)     Morgan Stanley Dean Witter Balanced Income Fund
(9)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)    Morgan Stanley Dean Witter Capital Growth Securities

(12)    Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13)    Morgan Stanley Dean Witter Convertible Securities Trust
(14)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)    Morgan Stanley Dean Witter Diversified Income Trust
(16)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)    Morgan Stanley Dean Witter Equity Fund
(18)    Morgan Stanley Dean Witter European Growth Fund Inc.
(19)    Morgan Stanley Dean Witter Federal Securities Trust
(20)    Morgan Stanley Dean Witter Financial Services Trust
(21)    Morgan Stanley Dean Witter Fund of Funds
(22)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)    Morgan Stanley Dean Witter Global Utilities Fund
(24)    Morgan Stanley Dean Witter Growth Fund
(25)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)    Morgan Stanley Dean Witter Health Sciences Trust
(27)    Morgan Stanley Dean Witter High Yield Securities Inc.
(28)    Morgan Stanley Dean Witter Income Builder Fund
(29)    Morgan Stanley Dean Witter Information Fund
(30)    Morgan Stanley Dean Witter Intermediate Income Securities
(31)    Morgan Stanley Dean Witter International Fund
(32)    Morgan Stanley Dean Witter International SmallCap Fund
(33)    Morgan Stanley Dean Witter Japan Fund
(34)    Morgan Stanley Dean Witter Latin American Growth Fund
(35)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)    Morgan Stanley Dean Witter Market Leader Trust
(38)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(40)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)    Morgan Stanley Dean Witter Next Generation Trust
(45)    Morgan Stanley Dean Witter North American Government Income Trust
(46)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47)    Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48)    Morgan Stanley Dean Witter Real Estate Fund
(49)    Morgan Stanley Dean Witter S&P 500 Index Fund
(50)    Morgan Stanley Dean Witter S&P 500 Select Fund
(51)    Morgan Stanley Dean Witter Select Dimensions Investment Series
(52)    Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(53)    Morgan Stanley Dean Witter Short-Term Bond Fund
(54)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(55)    Morgan Stanley Dean Witter Small Cap Growth Fund
(56)    Morgan Stanley Dean Witter Special Value Fund
(57)    Morgan Stanley Dean Witter Strategist Fund
(58)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(59)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(60)    Morgan Stanley Dean Witter Total Market Index Fund
(61)    Morgan Stanley Dean Witter Total Return Trust
(62)    Morgan Stanley Dean Witter U.S. Government Money Market Trust

(63)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(64)    Morgan Stanley Dean Witter Utilities Fund
(65)    Morgan Stanley Dean Witter Value-Added Market Series
(66)    Morgan Stanley Dean Witter Value Fund
(67)    Morgan Stanley Dean Witter Variable Investment Series
(68)    Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and Director
Director                            of Morgan Stanley Dean Witter Distributors Inc. ("MSDW
                                    Distributors") and Morgan Stanley Dean
                                    Witter Trust FSB ("MSDW Trust"); President,
                                    Chief Executive Officer and Director of
                                    Morgan Stanley Dean Witter Services Company
                                    Inc. ("MSDW Services"); President of the
                                    Morgan Stanley Dean Witter Funds and
                                    Discover Brokerage Index Series; Executive
                                    Vice President and Director of Dean Witter
                                    Reynolds Inc. ("DWR"); Director of various
                                    MSDW subsidiaries.

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President            and Discover Brokerage Index Series; Director of MSDW
and Chief Investment                Trust.
Officer

Ronald E. Robison                   President MSDW Trust; , Chief
Executive Vice President            Administrative Officer and Director of MSDW Services;
Chief Administrative                Vice President of the Morgan Stanley Dean Witter Funds
Officer and Director                and Discover Brokerage Index Series.

Edward C. Oelsner, III
Executive Vice President

Barry Fink                          Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,              Secretary, General Counsel and Director of MSDW
Secretary, General                  Services; Senior Vice President, Assistant Secretary and
Counsel and Director                Assistant General Counsel of MSDW Distributors; Vice
                                    President, Secretary and General Counsel of the Morgan
                                    Stanley Dean Witter Funds and Discover Brokerage Index
                                    Series.

Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the High
Yield Group

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
Senior Vice President

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior Vice President               Distributors  and MSDW Trust and  Director  of MSDW Trust;
                                    Vice  President  of the Morgan  Stanley  Dean Witter Funds
                                    and Discover Brokerage Index Series.

Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President,              Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds and Discover Brokerage Index Series.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of Sector
Rotation

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Money
Market Group

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
Group

Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway
Senior Vice President

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial and
Treasurer                           Accounting Officer of the Morgan Stanley Dean Witter
                                    Funds and Discover Brokerage Index Series.

Thomas Chronert
First Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary             Secretary of MSDW  Distributors,  the Morgan  Stanley Dean
                                    Witter Funds and Discover Brokerage Index Series.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante                   First Vice President and Controller of MSDW Services;
First Vice President                 Assistant Treasurer of MSDW Distributors; First Vice
                                     President and Controller and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds and Discover
Brokerage Index Series.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors, the
and Assistant Secretary             Morgan Stanley Dean Witter Funds and Discover Brokerage
                                    Index Series.

Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds and Discover
                                    Brokerage Index Series.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Andrew Arbenz
Vice President

Joseph Arcieri                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Armon Bar-Tur                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Raymond Basile
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Dale Boettcher
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

David Dineen
Vice President

Sheila Finnerty                     Vice President of Morgan Stanley Dean Witter Prime
Vice President                      Income Trust

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Trey Hancock
Vice President

Matthew Haynes                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter Hermann                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President

Kevin Jung                          Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carol Espejo-Kane
Vice President

Nancy Karole-Kennedy
Vice President

Doug Ketterer
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Todd Lebo                           Vice President and Assistant Secretary of MSDW
Vice President and                  Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds and Discover Brokerage
                                    Index Series.

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Albert McGarity
Vice President

Teresa McRoberts                    Vice President of Morgan Stanley Dean Witter S&P 500
Vice President                      Select Fund.

Mark Mitchell
Vice President

Julie Morrone                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mary Beth Mueller
Vice President

David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Richard Norris
Vice President

Anne Pickrell
Vice President

Dawn Rorke
Vice President

John Roscoe                         Vice President of Morgan Stanley Dean Witter
Vice President                      Real Estate Fund

Hugh Rose
Vice President

Robert Rossetti                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg               Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Marybeth Swisher
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Michael Thayer
Vice President

Robert Vanden Assem
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President

        The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, the Morgan Stanley Dean Witter Funds and Discover Brokerage Index Series is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.   Principal Underwriters

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Money Trust
(4)     Active Assets Tax-Free Trust
(5)     Morgan Stanley Dean Witter Aggressive Equity Fund
(6)     Morgan Stanley Dean Witter American Opportunities Fund
(7)     Morgan Stanley Dean Witter Balanced Growth Fund
(8)     Morgan Stanley Dean Witter Balanced Income Fund
(9)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)    Morgan Stanley Dean Witter Capital Growth Securities
(12)    Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13)    Morgan Stanley Dean Witter Convertible Securities Trust
(14)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)    Morgan Stanley Dean Witter Diversified Income Trust
(16)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)    Morgan Stanley Dean Witter Equity Fund
(18)    Morgan Stanley Dean Witter European Growth Fund Inc.
(19)    Morgan Stanley Dean Witter Federal Securities Trust
(20)    Morgan Stanley Dean Witter Financial Services Trust

(21)    Morgan Stanley Dean Witter Fund of Funds
(22)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)    Morgan Stanley Dean Witter Global Utilities Fund
(24)    Morgan Stanley Dean Witter Growth Fund
(25)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)    Morgan Stanley Dean Witter Health Sciences Trust
(27)    Morgan Stanley Dean Witter High Yield Securities Inc.
(28)    Morgan Stanley Dean Witter Income Builder Fund
(29)    Morgan Stanley Dean Witter Information Fund
(30)    Morgan Stanley Dean Witter Intermediate Income Securities
(31)    Morgan Stanley Dean Witter International Fund
(32)    Morgan Stanley Dean Witter International SmallCap Fund
(33)    Morgan Stanley Dean Witter Japan Fund
(34)    Morgan Stanley Dean Witter Latin American Growth Fund
(35)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)    Morgan Stanley Dean Witter Market Leader Trust
(38)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(40)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)    Morgan Stanley Dean Witter Next Generation Trust
(45)    Morgan Stanley Dean Witter North American Government Income Trust
(46)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47)    Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48)    Morgan Stanley Dean Witter Prime Income Trust
(49)    Morgan Stanley Dean Witter Real Estate Fund
(50)    Morgan Stanley Dean Witter S&P 500 Index Fund
(51)    Morgan Stanley Dean Witter S&P 500 Select Fund
(52)    Morgan Stanley Dean Witter Short-Term Bond Fund
(53)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(54)    Morgan Stanley Dean Witter Small Cap Growth Fund
(55)    Morgan Stanley Dean Witter Special Value Fund
(56)    Morgan Stanley Dean Witter Strategist Fund
(57)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(58)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(59)    Morgan Stanley Dean Witter Total Market Index Fund
(60)    Morgan Stanley Dean Witter Total Return Trust
(61)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(62)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(63)    Morgan Stanley Dean Witter Utilities Fund
(64)    Morgan Stanley Dean Witter Value-Added Market Series
(65)    Morgan Stanley Dean Witter Value Fund
(66)    Morgan Stanley Dean Witter Variable Investment Series
(67)    Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

Name                         Positions and Office with MSDW Distributors
----                         -------------------------------------------

Michael T. Gregg             Vice President and Assistant Secretary.

James F. Higgins             Director

Fredrick K. Kubler           Senior Vice President, Assistant Secretary and
                             Chief Compliance Officer.

Philip J. Purcell            Director

John Schaeffer               Director

Charles Vadala               Senior Vice President and Financial Principal.



Item 28.   Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.   Management Services

     Registrant is not a party to any such management-related service contract.

Item 30.   Undertakings

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of October, 1999.

                                  MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

                                         By: /s/ Barry Fink
                                              --------------------------------
                                                  Barry Fink
                                                  Vice President and Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                                 Title                            Date
        ----------                                 -----                            ----

(1) Principal Executive Officer             Chairman, Chief Executive Officer,
                                            and Trustee

By: /s/ Charles A. Fiumefreddo                                                      10/29/99
    -------------------------------
        Charles A. Fiumefreddo


(2) Principal Financial Officer             Treasurer and Principal
                                            Accounting Officer

By: /s/ Thomas F. Caloia                                                            10/29/99
    -------------------------------
        Thomas F. Caloia


(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By: /s/ Barry Fink                                                                  10/29/99
    -------------------------------
        Barry Fink
        Attorney-in-Fact

      Michael Bozic          Manuel H. Johnson
      Edwin J. Garn          Michael E. Nugent
      Wayne E. Hedien        John L. Schroeder

By: /s/ David M. Butowsky                                                           10/29/99
    -------------------------------
        David M. Butowsky
        Attorney-in-Fact

                  MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND
                                  EXHIBIT INDEX



10.        Consent of Independent Accountants